Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES - 47.7%	Par	Value
ABN Amro Mortgage Corp.
Series 2002-9, Class M, 5.75%, 12/25/2032	$79,445	$79,474
Series 2003-3, Class A4, 5.75%, 02/25/2033	33,930	33,734
ABSC Manufactured Housing Contract, Series 2004-CN1, Class A2, 8.40%, 12/02/2030 (a)(b)	1,088,234	1,097,288
Accredited Mortgage Loan Trust, Series 2004-4, Class A1A, 4.53% (1 mo. Term SOFR + 0.79%), 01/25/2035	44,855	44,841
ACE Securities Corp.
Series 2004-RM1, Class M3, 6.02% (1 mo. Term SOFR + 2.29%), 07/25/2034	176,647	171,313
Series 2006-ASL1, Class A, 4.13% (1 mo. Term SOFR + 0.39%), 02/25/2036	262,576	17,808
Series 2006-SL3, Class A1, 4.05% (1 mo. Term SOFR + 0.31%), 06/25/2036	9,093,539	75,038
Series 2006-SL4, Class A1, 4.09% (1 mo. Term SOFR + 0.35%), 09/25/2036	1,751,875	64,378
Series 2007-D1, Class A3, 7.25%, 02/25/2038 (a)(c)	1,640,229	1,264,449
Series 2007-D1, Class A4, 6.93%, 02/25/2038 (a)(c)	347,256	296,900
Series 2007-HE5, Class A2C, 4.21% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,518,161	2,063,306
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.55%, 02/25/2035 (b)	6,709	6,668
Series 2004-4, Class 3A1, 4.58%, 03/25/2035 (b)	22,792	22,445
Series 2005-10, Class 1A1, 5.55%, 01/25/2036 (b)	182,259	174,076
Series 2005-10, Class 6A21, 4.35% (1 mo. Term SOFR + 0.61%), 01/25/2036	92,652	88,570
Series 2005-3, Class 7A1, 6.82%, 07/25/2035 (b)	146,770	140,664
Series 2005-6A, Class 2A1, 4.47% (1 mo. Term SOFR + 0.73%), 11/25/2035	114,967	30,551
Series 2005-7, Class 1A1, 5.45%, 10/25/2035 (b)	150,463	108,654
Series 2005-7, Class 2A21, 4.61%, 10/25/2035 (b)	884,066	775,199
Series 2005-7, Class 5A1, 4.79%, 10/25/2035 (b)	1,761,511	1,240,938
Series 2006-1, Class 1A1, 4.50%, 03/25/2036 (b)	56,598	52,538
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 5.68% (1 mo. Term SOFR + 1.94%), 12/25/2034	143,708	131,932
AFC Home Equity Loan Trust, Series 2000-1, Class 2A, 4.49% (1 mo. Term SOFR + 0.75%), 03/25/2030	100,219	96,912
Alliance Bancorp Trust, Series 2007-OA1, Class A1, 4.33% (1 mo. Term SOFR + 0.59%), 07/25/2037	557,545	498,013
American Home Mortgage Assets LLC
Series 2006-1, Class 1A1, 4.06% (1 mo. Term SOFR + 0.32%), 05/25/2046	892,139	842,137
Series 2006-2, Class 1A1, 4.99% (MTA + 0.96%), 09/25/2046	431,963	406,221
Series 2006-6, Class A1A, 4.04% (1 mo. Term SOFR + 0.30%), 12/25/2046	59,397	51,811
Series 2007-3, Class 11A1, 4.27% (1 mo. Term SOFR + 0.53%), 06/25/2037	136,577	133,020
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 4.64% (1 mo. Term SOFR + 1.01%), 10/25/2034	82,721	80,906
Series 2005-2, Class 2A3, 7.13% (1 mo. Term SOFR + 3.25%), 09/25/2045	486,538	395,882
Series 2005-4, Class 5A, 5.88% (6 mo. Term SOFR + 2.18%), 11/25/2045	830,533	305,636
Series 2006-3, Class 12A1, 4.23% (1 mo. Term SOFR + 0.49%), 12/25/2046	265,282	251,285
Series 2007-1, Class GA1A, 4.01% (1 mo. Term SOFR + 0.27%), 05/25/2047	6,391,517	4,889,195
Series 2007-1, Class GIOP, 2.08%, 05/25/2047 (d)	21,042,054	3,265,965
Series 2007-2, Class 12A1, 4.39% (1 mo. Term SOFR + 0.65%), 03/25/2037	975,261	345,148
Series 2007-A, Class 4A, 4.75% (1 mo. Term SOFR + 1.01%), 07/25/2046 (a)	109,975	22,393
Angel Oak Mortgage Trust LLC, Series 2024-4, Class A1, 6.20%, 01/25/2069 (a)(c)	215,321	217,857
Argent Securities Inc., Series 2006-W5, Class A2B, 4.05% (1 mo. Term SOFR + 0.31%), 06/25/2036	298,702	80,988
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 4.39% (1 mo. Term SOFR + 0.65%), 05/25/2036	267,765	63,535
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036 (a)(b)(e)	3,222,000	1,006,875
Series 2013-2, Class 1M40, 4.98%, 12/28/2035 (a)(b)(e)	2,108,685	1,907,042
Asset Backed Funding Certificates
Series 2005-AQ1W, Class A5, 4.81%, 06/25/2035 (c)(e)	14,947,865	14,424,690
Series 2005-WF1, Class M8, 5.72% (1 mo. Term SOFR + 1.99%), 04/25/2034	324,122	329,198
Series 2007-WMC1, Class A1A, 5.10% (1 mo. Term SOFR + 1.36%), 06/25/2037	142,608	101,952
Asset Backed Securities Corp. Home Equity, Series 2005-HE2, Class M4, 5.08% (1 mo. Term SOFR + 1.34%), 02/25/2035	199,370	192,077
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.25% (1 mo. Term SOFR + 0.51%), 11/25/2035	402,007	351,391
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	184,360	168,746
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	154,136	141,082
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	152,314	141,891
Series 2006-5, Class CB7, 6.00%, 06/25/2046	747,608	657,510
Series 2006-6, Class 2A10, 6.00%, 07/25/2046	424,089	359,725
Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Banc of America Alternative Loan Trust (Continued)
Series 2006-6, Class 2A8, 6.00%, 07/25/2046	305,774	259,367
Series 2006-6, Class CB1, 4.50% (1 mo. Term SOFR + 0.76%), 07/25/2046	483,139	374,962
Series 2007-1, Class 1A1, 3.79%, 04/25/2028 (b)	207,151	189,721
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	583,944	514,276
Series 2007-2, Class 3A2, 4.21% (1 mo. Term SOFR + 0.47%), 06/25/2037	117,310	85,570
Banc of America Funding Corp.
Series 2003-2, Class B1, 6.50%, 06/25/2032 (b)	144,837	143,738
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	23,717	23,464
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	248,141	230,298
Series 2005-5, Class 3A5, 5.50%, 08/25/2035	123,321	116,074
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	938,354	777,395
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	268,486	226,922
Series 2005-7, Class 4A3, 5.75%, 11/25/2035	66,099	64,791
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	193,962	159,712
Series 2005-B, Class 2A1, 4.67%, 04/20/2035 (b)	257,066	241,742
Series 2005-E, Class 8A1, 5.46% (MTA + 1.43%), 06/20/2035	1,078,257	858,090
Series 2005-H, Class 1A1, 4.97%, 11/20/2035 (b)	78,305	70,266
Series 2006-4, Class A5, 6.00%, 07/25/2036	2,275,184	1,816,133
Series 2006-7, Class 1A1, 4.30% (1 mo. Term SOFR + 0.56%), 09/25/2036	589,733	461,810
Series 2006-7, Class 1A3, 2.70% (-1 x 1 mo. Term SOFR + 6.44%), 09/25/2036 (d)(f)	217,314	26,135
Series 2006-B, Class 2A1, 4.64%, 03/20/2036 (b)	35,573	32,620
Series 2006-G, Class 3A3, 5.97% (12 mo. Term SOFR + 2.47%), 07/20/2036	2,816	2,804
Series 2006-H, Class 2A2, 4.69%, 09/20/2046 (b)	337,447	294,648
Series 2006-I, Class 6A1, 4.23% (1 mo. Term SOFR + 0.49%), 12/20/2046	1,188,922	1,073,203
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	42,632	37,247
Series 2007-1, Class TA1A, 3.91% (1 mo. Term SOFR + 0.17%), 01/25/2037	202,653	177,966
Series 2007-1, Class TA3A, 4.17% (1 mo. Term SOFR + 0.43%), 01/25/2037	505,297	450,058
Series 2007-2, Class 1A16, 4.45% (1 mo. Term SOFR + 0.71%), 03/25/2037	248,296	179,947
Series 2007-2, Class 1A31, 6.00%, 03/25/2037	344,911	262,901
Series 2007-2, Class TA1B, 5.81%, 03/25/2037 (b)	45,480	47,212
Series 2007-4, Class 3A1, 4.22% (1 mo. Term SOFR + 0.48%), 06/25/2037	150,269	115,897
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	76,418	61,853
Series 2007-A, Class 2A1, 4.17% (1 mo. Term SOFR + 0.43%), 02/20/2047	769,814	727,130
Series 2007-C, Class 7A4, 4.29% (1 mo. Term SOFR + 0.55%), 05/20/2047	211,602	198,565
Series 2007-C, Class 7A5, 4.45% (1 mo. Term SOFR + 0.71%), 05/20/2047	938,334	886,399
Series 2009-R14A, Class 2A, 7.27% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035 (a)(f)	413,868	351,251
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037 (a)(b)	583,902	191,700
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036 (a)	264,187	149,484
Series 2014-R6, Class 3A2, 4.34%, 10/26/2036 (a)(b)(e)	817,625	745,061
Series 2015-R2, Class 3A3, 3.63%, 04/29/2037 (a)(b)	1,675,800	1,518,628
Series 2016-R2, Class 1A2, 10.43%, 05/01/2033 (a)(b)	2,024,703	2,122,577
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	156,652	125,045
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 6.66%, 09/25/2033 (b)	537,480	516,533
Series 2005-E, Class 3A1, 5.39%, 06/25/2035 (b)	203,941	196,053
Series 2005-F, Class 2A2, 5.60%, 07/25/2035 (b)	255,978	243,867
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,503,227	1,246,462
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	411,754	378,637
Series 2005-8, Class A12, 5.50%, 09/25/2035	686,725	601,290
Series 2005-A, Class 1A1, 3.97%, 02/25/2035 (b)	103,463	89,289
Series 2005-G, Class 2A1, 5.23%, 08/25/2035 (b)	394,350	375,823
Series 2005-I, Class 3A1, 3.98%, 10/25/2035 (b)	465,792	374,570
Series 2005-J, Class 2A1, 5.10%, 11/25/2035 (b)	48,606	44,293
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	256,166	228,013
Series 2006-2, Class A3, 4.45% (1 mo. Term SOFR + 0.71%), 07/25/2046	632,220	515,331
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	993,872	860,222
Series 2007-1, Class 2A11, 4.45% (1 mo. Term SOFR + 0.71%), 01/25/2037	722,736	617,779
Series 2007-2, Class A1, 4.20% (1 mo. Term SOFR + 0.46%), 05/25/2037	1,660,872	1,095,611
Series 2007-2, Class A6, 5.75%, 05/25/2037	158,150	117,045
Series 2007-2, Class A7, 5.50%, 05/25/2037	60,826	46,820

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Banc of America Mortgage Securities, Inc. (Continued)
Series 2007-3, Class 2A13, 4.85% (1 mo. Term SOFR + 1.11%), 09/25/2037 (e)	471,569	326,267
Bank of America NA, Series 2008-R4, Class 1A4, 4.52% (1 mo. Term SOFR + 0.56%), 07/25/2037 (a)	1,384,770	958,866
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 03/15/2026	600,000	34,995
Series 1998-2, Class B1, 7.18%, 12/10/2026 (b)	2,177,312	160,689
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.28% (1 mo. Term SOFR + 0.55%), 11/28/2036	710,054	675,452
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.38%, 06/25/2047 (b)	2,487,965	947,754
Series 2008-RR3, Class A1B, 6.70%, 10/25/2036 (a)(b)	2,676,023	795,773
Series 2009-RR4, Class 1A2, 6.50%, 06/26/2037 (a)(b)	72,468	16,216
Series 2010-RR9, Class 6A2, 6.00%, 10/26/2035 (a)(b)(e)	5,896,631	5,030,416
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037 (a)(e)	1,802,118	1,009,186
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036 (a)(b)	1,203,027	451,835
Series 2011-RR9, Class 6A6, 4.33%, 01/26/2036 (a)(b)(e)	3,251,415	1,355,433
Series 2012-RR4, Class 4A7, 4.06%, 02/26/2036 (a)(b)	1,803,034	959,639
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2B1, 4.71%, 08/25/2033 (b)	44,512	37,285
Series 2003-6, Class 2A1, 6.37%, 08/25/2033 (b)	80,518	79,644
Series 2004-10, Class 12A5, 4.89%, 01/25/2035 (b)	42,247	40,849
Series 2005-12, Class 23A1, 4.42%, 02/25/2036 (b)	399,440	367,809
Series 2006-1, Class A1, 6.53% (1 yr. CMT Rate + 2.25%), 02/25/2036	79,206	76,753
Series 2006-2, Class 2A1, 4.33%, 07/25/2036 (b)	167,950	144,423
Series 2006-2, Class 3A1, 4.21%, 07/25/2036 (b)	296,314	253,768
Series 2006-4, Class 2A1, 4.10%, 10/25/2036 (b)	273,244	229,570
Series 2007-2, Class 4A1, 5.85% (1 yr. CMT Rate + 2.20%), 12/25/2046	748,436	676,552
Bear Stearns Alt-A Trust
Series 2003-6, Class 2A1, 5.48%, 01/25/2034 (b)	120,218	113,642
Series 2004-3, Class A1, 4.49% (1 mo. Term SOFR + 0.75%), 04/25/2034	116,814	116,131
Series 2004-4, Class M1, 4.70% (1 mo. Term SOFR + 0.97%), 06/25/2034	1,252,479	1,346,491
Series 2004-4, Class M2, 5.72% (1 mo. Term SOFR + 1.99%), 06/25/2034	218,354	218,040
Series 2005-7, Class 23A1, 4.28%, 09/25/2035 (b)	243,876	98,992
Series 2006-3, Class 34A1, 4.06%, 05/25/2036 (b)	3,005,563	1,229,710
Series 2006-6, Class 31A1, 4.40%, 11/25/2036 (b)	1,043,761	571,469
Series 2006-7, Class 23A1, 5.25%, 12/25/2046 (b)	1,544,721	1,034,396
Bear Stearns Alt-A Trust II, Series 2007-1, Class 1A1, 4.19%, 09/25/2047 (b)	6,626,399	3,088,296
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/2033 (c)	71,941	64,766
Series 2004-AC5, Class A1, 5.25%, 10/25/2034 (c)	103,616	100,241
Series 2004-FR2, Class M5, 4.83% (1 mo. Term SOFR + 2.74%), 06/25/2034	334,034	413,374
Series 2004-HE7, Class M2, 5.57% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,109	3,090
Series 2004-HE8, Class M3, 5.61% (1 mo. Term SOFR + 2.21%), 09/25/2034	385,326	380,886
Series 2004-HE9, Class M2, 5.19% (1 mo. Term SOFR + 1.91%), 11/25/2034	1,731,545	1,684,697
Series 2005-AC2, Class 1M1, 4.52% (1 mo. Term SOFR + 0.79%), 04/25/2035	110,646	67,269
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035 (b)	270,005	258,562
Series 2005-AC6, Class 1A4, 5.40%, 09/25/2035 (b)	166,544	159,500
Series 2005-AC8, Class A3, 3.80% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035 (d)(f)	3,017,321	765,193
Series 2005-SD2, Class 2M3, 7.60% (1 mo. Term SOFR + 3.86%), 12/25/2044	2,687,497	3,285,385
Series 2006-AC3, Class 1A1, 4.25% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,696,534	633,814
Series 2006-IM1, Class A1, 4.31% (1 mo. Term SOFR + 0.57%), 04/25/2036	2,404,849	2,609,447
Series 2006-SD3, Class 23A2, 4.25% (1 mo. Term SOFR + 0.51%), 07/25/2036	835,900	740,596
Series 2006-ST1, Class A1, 4.80% (1 mo. Term SOFR + 1.06%), 10/25/2036 (e)	209,951	151,899
Series 2006-ST1, Class A2, 3.20% (-1 x 1 mo. Term SOFR + 6.94%), 10/25/2036 (d)(e)(f)	2,881,763	205,326
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,780,099	1,310,087
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,370,732	534,470
Series 2007-HE2, Class 23A, 4.13% (1 mo. Term SOFR + 0.39%), 03/25/2037	76,634	73,904
Series 2007-HE5, Class 2A, 4.07% (1 mo. Term SOFR + 0.33%), 06/25/2047	321,922	320,864
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,408,468	461,008
Series 2007-SD1, Class 22A1, 4.90%, 10/25/2036 (b)	828,677	348,466
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.11%, 06/25/2047 (a)(b)	3,392,627	2,619,386

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 2A1, 4.25% (1 mo. Term SOFR + 0.51%), 11/25/2036	63,456	59,461
Series 2007-AR4, Class G2AB, 4.33% (1 mo. Term SOFR + 0.59%), 06/25/2037	6,973,967	6,274,212
Series 2007-AR5, Class 1A1A, 4.19% (1 mo. Term SOFR + 0.45%), 06/25/2047	378,061	335,961
Series 2007-AR5, Class 1A2G, 4.29% (1 mo. Term SOFR + 0.55%), 06/25/2047	1,176,720	1,025,033
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1, 5.00%, 01/26/2036 (b)(e)	655,465	475,212
Series 2007-R6, Class 2A1, 3.94%, 12/26/2046 (b)(e)	204,412	145,132
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030 (b)	3,879,580	229,756
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1, 5.11%, 07/25/2062 (a)(b)	742,453	741,458
Series 2023-NQM5, Class A1, 6.51%, 06/25/2063 (a)(c)	1,070,740	1,076,000
Series 2023-NQM8, Class A1, 6.39%, 10/25/2063 (a)(c)	1,899,144	1,912,910
Series 2024-NQM2, Class A1, 6.29%, 02/25/2064 (a)(c)	3,496,445	3,527,635
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064 (a)(c)	1,628,641	1,644,614
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A4, 4.10% (1 mo. Term SOFR + 0.36%), 04/25/2036	1,450,000	1,346,019
Series 2006-FRE2, Class A2, 3.97% (1 mo. Term SOFR + 0.23%), 10/25/2036	3,561,587	2,777,490
CC Funding Corp./DE
Series 2003-4A, Class B1, 4.83%, 10/25/2034 (a)(b)	249,665	236,407
Series 2004-1A, Class A2, 4.18% (1 mo. Term SOFR + 0.44%), 01/25/2035 (a)	403,275	400,409
Series 2004-3A, Class A2, 4.15% (1 mo. Term SOFR + 0.41%), 08/25/2035 (a)	38,241	37,573
Series 2004-4A, Class B1, 3.67%, 10/25/2035 (a)(b)	2,333,296	1,973,729
Series 2006-1A, Class A1, 4.00% (1 mo. Term SOFR + 0.26%), 12/25/2046 (a)	347,558	308,225
Series 2006-2A, Class A2, 4.25% (1 mo. Term SOFR + 0.29%), 04/25/2047 (a)	2,878,346	2,238,768
Series 2006-4A, Class A1, 4.20% (1 mo. Term SOFR + 0.24%), 11/25/2047 (a)	735,146	777,293
Series 2006-4A, Class A2, 4.25% (1 mo. Term SOFR + 0.29%), 11/25/2047 (a)	51,580	46,948
Charlie Mac LLC, Series 2004-1, Class A8, 4.40% (1 mo. Term SOFR + 0.66%), 08/25/2034	25,687	24,139
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032 (b)	72,328	66,838
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	155,328	156,004
Series 2005-A1, Class 2A4, 4.67%, 12/25/2035 (b)	275,243	261,466
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,064,585	1,720,938
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	440,315	157,699
Series 2006-S4, Class A1, 4.50% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	736,586
Series 2006-S4, Class A2, 1.50% (-1 x 1 mo. Term SOFR + 5.24%), 12/25/2036 (d)(f)	648,949	52,216
Series 2007-A1, Class 11M1, 4.61%, 03/25/2037 (b)	85,739	79,616
Series 2007-A1, Class 1A5, 6.73%, 02/25/2037 (b)	1,167	1,169
Series 2007-A3, Class 1A7, 4.57%, 12/25/2037 (b)	108,635	89,051
Series 2007-A3, Class 3A1, 4.75%, 12/25/2037 (b)	277,362	241,904
Series 2007-S1, Class A1, 4.45% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,878,055
Series 2019-ATR1, Class A11, 4.80% (1 mo. Term SOFR + 1.06%), 04/25/2049 (a)	63,048	60,671
Series 2019-ATR1, Class B4, 4.39%, 04/25/2049 (a)(b)	144,000	113,503
Chaseflex Trust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	683,985	419,836
Series 2006-1, Class A5, 6.16%, 06/25/2036 (b)	30,805	29,521
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,860,851	591,447
Series 2007-3, Class 1A2, 4.31% (1 mo. Term SOFR + 0.57%), 07/25/2037	10,687,664	3,149,893
Series 2007-M1, Class 1A1, 4.15% (1 mo. Term SOFR + 0.41%), 08/25/2037	257,687	231,030
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 4.08% (1 mo. Term SOFR + 0.34%), 05/25/2036 (a)	218,028	211,206
CIM Trust, Series 2019-INV1, Class A2, 4.99% (30 day avg SOFR US + 1.11%), 02/25/2049 (a)	211,852	205,622
Citicorp Mortgage Securities, Inc.
Series 2005-8, Class 1A7, 5.50%, 11/25/2035	4,179,325	4,117,800
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,219,427	1,123,415
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	909,955	841,855
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	46,569	41,874
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.59%, 12/25/2030 (b)(e)	205,451	90,604
Series 2004-HYB3, Class 1A, 4.96%, 09/25/2034 (b)	75,432	68,210
Series 2005-10, Class 1A2A, 4.16%, 12/25/2035 (b)	112,965	69,021
Series 2005-2, Class 1A1, 5.46%, 05/25/2035 (b)	156,612	150,092

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Citigroup Financial Products, Inc. (Continued)
Series 2005-WF1, Class M2, 6.03%, 11/25/2034 (c)	337,412	297,905
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035 (c)	746,240	694,760
Series 2006-8, Class A1, 4.45% (1 mo. Term SOFR + 0.71%), 10/25/2035 (a)	5,295,369	2,347,469
Series 2007-WFH3, Class M1, 4.24% (1 mo. Term SOFR + 0.50%), 06/25/2037	187,627	187,378
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.26%, 02/25/2037 (a)(b)	2,054,334	1,561,529
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.75%, 03/25/2034 (b)	132,578	123,268
Series 2005-11, Class A2A, 6.48% (1 yr. CMT Rate + 2.40%), 10/25/2035	107,062	109,521
Series 2005-7, Class 2A2A, 6.39%, 09/25/2035 (b)	1,340,905	1,038,940
Series 2005-7, Class 2A3A, 3.90%, 09/25/2035 (b)	727,461	525,878
Series 2005-8, Class 2A3, 5.50%, 09/25/2035	695,134	648,845
Series 2005-9, Class 1A1, 4.11% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,160,065	1,025,163
Series 2005-9, Class 22A2, 6.00%, 11/25/2035	770,313	784,464
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035	367,208	356,407
Series 2006-AR1, Class 2A1, 6.05% (1 yr. CMT Rate + 2.40%), 03/25/2036	30,161	30,626
Series 2006-AR2, Class 1A1, 5.71%, 03/25/2036 (b)	207,171	153,355
Series 2006-AR7, Class 1A3A, 5.04%, 07/25/2046 (b)	853,123	810,638
Series 2006-AR7, Class 2A2A, 4.70%, 11/25/2036 (b)	185,636	159,601
Series 2006-WF1, Class A2C, 6.10%, 03/25/2036 (c)	566,778	258,815
Series 2007-10, Class 2A4A, 6.82%, 09/25/2037 (b)	17,896	17,597
Series 2007-2, Class 1A2, 4.20% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,526,694	1,217,834
Series 2007-9, Class 3A1, 6.50%, 06/25/2037 (a)	478,236	473,988
Series 2007-AR1, Class A4, 4.27% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,086,379
Series 2007-OPX1, Class A2, 4.25% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,134,396	486,712
Series 2007-OPX1, Class A3A, 7.47%, 01/25/2037 (c)	2,405,249	1,035,353
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (a)(b)(e)	1,962,358	1,076,844
Series 2012-7, Class 11A2, 4.88%, 09/25/2035 (a)(b)(d)	622,749	562,014
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	171,860	159,130
Series 2006-A5, Class 1A2, 2.70% (-1 x 1 mo. Term SOFR + 6.44%), 10/25/2036 (d)(f)	1,001,578	132,159
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036 (b)	370,117	331,225
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	294,657	265,226
Series 2007-A1, Class 1A9, 1.55% (-1 x 1 mo. Term SOFR + 5.29%), 01/25/2037 (d)(f)	1,008,871	80,010
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037 (b)	460,363	414,083
Series 2007-A4, Class 1A13, 5.75%, 04/25/2037	203,877	181,629
Series 2007-A4, Class 1A6, 5.75%, 04/25/2037	104,374	92,957
Series 2007-A4, Class 1A9, 4.45% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,237,673	1,031,257
Series 2007-A5, Class 1A3, 4.35% (1 mo. Term SOFR + 0.61%), 05/25/2037	238,746	199,588
CitiMortgage, Inc.
Series 2005-1, Class 1A4, 5.50%, 02/25/2035	16,439	16,142
Series 2005-1, Class 1A7, 4.25% (1 mo. Term SOFR + 0.51%), 02/25/2035	187,018	174,311
COLT 2023-2 Mortgage Loan Trust
Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(c)	5,253,951	5,290,434
Series 2024-4, Class A1, 5.95%, 07/25/2069 (a)(c)	24,411,537	24,678,562
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068 (a)(c)	4,949,284	5,003,923
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a)(c)	1,949,790	1,973,749
Series 2023-4, Class B1, 8.38%, 10/25/2068 (a)(b)	2,688,000	2,729,831
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030 (a)(b)	12,739,754	3,097,865
Series 2001-2, Class M1, 7.69%, 03/01/2031 (b)	980,116	991,668
Series 2001-4, Class M2, 8.59%, 09/01/2033 (b)	2,295,268	2,317,438
Series 2002-1, Class M2, 9.55%, 12/01/2033 (b)	1,288,203	1,270,511
Conseco Financial Corp.
Series 1996-8, Class B1, 7.95%, 11/15/2026 (b)	582,576	587,640
Series 1998-8, Class M1, 6.98%, 09/01/2030 (b)	1,471,811	1,489,890
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,098,566	538,951
Series 1999-5, Class A6, 7.50%, 03/01/2030 (b)	6,245,650	1,554,435
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026 (b)	3,859,471	39
Series 1997-7, Class M1, 7.03%, 07/15/2028 (b)	246,428	250,271

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Conseco, Inc./Old (Continued)
Series 1998-3, Class M1, 6.86%, 03/01/2030 (b)	1,045,776	1,079,902
Series 1999-1, Class M1, 6.56%, 11/01/2028 (b)	7,437,897	7,541,126
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	125,889	126,978
Series 2003-J3, Class 1A3, 5.25%, 11/25/2033	85,329	85,180
Series 2004-28CB, Class 2A5, 4.25% (1 mo. Term SOFR + 0.51%), 01/25/2035	91,742	78,739
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,849,286	1,220,449
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	674,372	607,965
Series 2004-J5, Class M2, 5.50% (1 mo. Term SOFR + 1.76%), 08/25/2034	140,631	139,269
Series 2005-11CB, Class 2A3, 5.50%, 06/25/2035	173,854	140,880
Series 2005-11CB, Class 3A2, 4.35% (1 mo. Term SOFR + 0.61%), 06/25/2035	707,850	491,847
Series 2005-14, Class 2A1, 4.27% (1 mo. Term SOFR + 0.53%), 05/25/2035	90,604	88,160
Series 2005-16, Class A3, 4.35% (1 mo. Term SOFR + 0.61%), 06/25/2035 (e)	180,705	163,538
Series 2005-17, Class 2A1, 4.33% (1 mo. Term SOFR + 0.59%), 07/25/2035	505,191	422,182
Series 2005-19CB, Class A2, 8.48% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035 (f)	246,943	201,378
Series 2005-2, Class 2A1, 5.37%, 03/25/2035 (b)	70,962	69,089
Series 2005-20CB, Class 1A2, 5.50%, 07/25/2035	394,046	311,047
Series 2005-20CB, Class 1A3, 5.50%, 07/25/2035	1,679,447	1,325,703
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	249,850	186,394
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	42,278	32,090
Series 2005-24, Class 4A2, 4.45% (1 mo. Term SOFR + 0.71%), 07/20/2035	317,260	271,888
Series 2005-27, Class 1A4, 3.50%, 08/25/2035 (b)	363,005	315,009
Series 2005-27, Class 1A5, 3.59%, 08/25/2035 (b)	344,143	312,121
Series 2005-27, Class 1A6, 5.08% (1 mo. Term SOFR + 1.34%), 08/25/2035	333,360	263,719
Series 2005-27, Class 2A1, 5.38% (MTA + 1.35%), 08/25/2035	1,418,315	1,235,760
Series 2005-28CB, Class 1A9, 4.40% (1 mo. Term SOFR + 0.66%), 08/25/2035	1,951,367	1,550,251
Series 2005-28CB, Class 3A3, 4.55% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,362,612	721,039
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	102,134	37,995
Series 2005-29CB, Class A2, 4.15% (1 mo. Term SOFR + 0.41%), 07/25/2035	543,687	263,985
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	53,185	28,217
Series 2005-34CB, Class 1A2, 1.25% (-1 x 1 mo. Term SOFR + 4.99%), 09/25/2035 (d)(f)	291,046	21,328
Series 2005-36, Class 4A1, 4.24%, 08/25/2035 (b)	189,715	176,849
Series 2005-43, Class 3A1, 4.07%, 10/25/2035 (b)	611,825	575,643
Series 2005-45, Class 2A1, 6.08% (MTA + 2.05%), 10/20/2035	479,022	343,657
Series 2005-46CB, Class A14, 5.50%, 10/25/2035	238,662	163,798
Series 2005-48T1, Class A3, 4.32% (1 mo. Term SOFR + 0.58%), 11/25/2035	7,434,674	3,469,601
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	559,457	347,330
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	918,593	389,184
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,839	422,303
Series 2005-51, Class 2A1, 4.45% (1 mo. Term SOFR + 0.71%), 11/20/2035	44,650	38,578
Series 2005-51, Class 3A2A, 5.32% (MTA + 1.29%), 11/20/2035	683,157	622,392
Series 2005-53T2, Class 2A6, 4.35% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,385,526	1,212,705
Series 2005-53T2, Class 2A7, 1.65% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035 (d)(f)	2,385,526	250,528
Series 2005-56, Class 4A1, 4.47% (1 mo. Term SOFR + 0.73%), 11/25/2035	864,243	809,262
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	347,379	154,392
Series 2005-59, Class 1A1, 4.51% (1 mo. Term SOFR + 0.77%), 11/20/2035	324,538	318,140
Series 2005-60T1, Class A7, 7.73% (-7 x 1 mo. Term SOFR + 35.09%), 12/25/2035 (f)	102,500	66,948
Series 2005-64CB, Class 1A12, 4.65% (1 mo. Term SOFR + 0.91%), 12/25/2035	170,838	144,324
Series 2005-65CB, Class 1A5, 4.60% (1 mo. Term SOFR + 0.86%), 01/25/2036	356,611	212,297
Series 2005-65CB, Class 1A7, 5.50%, 01/25/2036	1,118,331	721,896
Series 2005-65CB, Class 1A9, 5.50%, 01/25/2036	1,842,223	1,186,705
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	1,061,380	712,551
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	660,737	562,243
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	359,909	225,311
Series 2005-72, Class A1, 4.39% (1 mo. Term SOFR + 0.65%), 01/25/2036	1,258,252	1,169,886
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	187,369	181,566
Series 2005-76, Class 3A1, 4.37% (1 mo. Term SOFR + 0.63%), 01/25/2046	1,097,165	1,037,268
Series 2005-9CB, Class 1A4, 1.20% (-1 x 1 mo. Term SOFR + 4.94%), 05/25/2035 (d)(f)	819,758	45,938
Series 2005-J10, Class 1A13, 4.55% (1 mo. Term SOFR + 0.81%), 10/25/2035	284,644	162,903
Series 2005-J2, Class 1A6, 1.15% (-1 x 1 mo. Term SOFR + 4.89%), 04/25/2035 (d)(f)	343,163	20,039
Series 2005-J3, Class 2A1, 4.35% (1 mo. Term SOFR + 0.61%), 05/25/2035	462,480	354,208

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Countrywide Alternative Loan Trust (Continued)
Series 2005-J7, Class 1A7, 4.55% (1 mo. Term SOFR + 0.81%), 07/25/2035	1,000,753	418,566
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	287,386	196,048
Series 2005-J9, Class 1A1, 4.55% (1 mo. Term SOFR + 0.81%), 08/25/2035	3,407,731	1,612,666
Series 2006-14CB, Class A5, 4.55% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,914,516	1,226,759
Series 2006-18CB, Class A11, 4.35% (1 mo. Term SOFR + 0.61%), 07/25/2036	883,357	332,883
Series 2006-18CB, Class A5, 4.20% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,613,894	2,049,770
Series 2006-18CB, Class A6, 13.22% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036 (f)	6,147,940	6,299,097
Series 2006-18CB, Class A7, 4.20% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,420,368	1,248,860
Series 2006-20CB, Class A4, 4.20% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,622,267	770,933
Series 2006-23CB, Class 2A5, 4.25% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,854,284	1,597,195
Series 2006-24CB, Class A16, 5.75%, 08/25/2036	168,849	81,105
Series 2006-24CB, Class A2, 6.00%, 08/25/2036	336,688	167,517
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	411,087	204,534
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	538,447	267,901
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	962,402	481,999
Series 2006-26CB, Class A20, 4.20% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,505,559	474,488
Series 2006-26CB, Class A6, 6.25%, 09/25/2036	10,871	4,982
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	41,651	19,088
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	402,520	198,213
Series 2006-2CB, Class A4, 4.25% (1 mo. Term SOFR + 0.51%), 03/25/2036	4,004,046	1,247,186
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	44,671	23,028
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	337,130	182,303
Series 2006-32CB, Class A7, 4.58% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,523,547	682,505
Series 2006-33CB, Class 2A1, 6.00%, 11/25/2036	249,862	125,263
Series 2006-34, Class A5, 6.25%, 11/25/2046	1,282,103	559,878
Series 2006-36T2, Class 1A10, 10.37% (-5 x 1 mo. Term SOFR + 27.53%), 12/25/2036 (f)	813,519	498,071
Series 2006-36T2, Class 1A9, 4.75% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,175	109,227
Series 2006-39CB, Class 2A1, 4.30% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,939,373	421,013
Series 2006-39CB, Class 2A2, 2.70% (-1 x 1 mo. Term SOFR + 6.44%), 01/25/2037 (d)(f)	2,564,503	143,758
Series 2006-39CB, Class 2A4, 4.30% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,644,298	282,604
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,137,691	302,576
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,166,904	576,303
Series 2006-40T1, Class 2A6, 2.75% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036 (d)(f)	6,710,136	683,517
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	288,396	143,268
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	247,086	122,746
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	469,973	250,740
Series 2006-43CB, Class 3A3, 2.78% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037 (d)(f)	6,855,840	993,407
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,381,100	1,200,328
Series 2006-46, Class A2, 4.37% (1 mo. Term SOFR + 0.63%), 02/25/2047	7,052,840	2,490,217
Series 2006-7CB, Class 3A1, 5.25%, 12/31/2026	76,539	73,094
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,945	34,081
Series 2006-HY10, Class 3A1, 4.13%, 05/25/2036 (b)	239,271	210,708
Series 2006-HY13, Class 4A1, 4.73%, 02/25/2037 (b)	374,921	336,110
Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	67,785	45,242
Series 2006-J2, Class A2, 1.65% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036 (d)(f)	2,010,847	220,101
Series 2006-J4, Class 1A1, 4.65% (1 mo. Term SOFR + 0.91%), 07/25/2036	3,714,739	662,934
Series 2006-J4, Class 2A3, 4.55% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,122,422	496,725
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	902,367	438,700
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	212,666	103,391
Series 2006-OA10, Class 1A1, 4.99% (MTA + 0.96%), 08/25/2046	251,580	232,369
Series 2006-OA10, Class 2A1, 4.23% (1 mo. Term SOFR + 0.49%), 08/25/2046	648,861	576,682
Series 2006-OA12, Class A1C, 4.41% (1 mo. Term SOFR + 0.39%), 09/20/2046	277,395	251,373
Series 2006-OA17, Class 1A1A, 4.04% (1 mo. Term SOFR + 0.31%), 12/20/2046	338,374	303,860
Series 2006-OA22, Class A2, 4.27% (1 mo. Term SOFR + 0.53%), 02/25/2047 (e)	294,415	259,085
Series 2006-OA9, Class 2A1A, 4.27% (1 mo. Term SOFR + 0.53%), 07/20/2046	59,705	51,763
Series 2007-11T1, Class A12, 4.20% (1 mo. Term SOFR + 0.46%), 05/25/2037	357,064	106,133
Series 2007-12T1, Class A7, 4.35% (1 mo. Term SOFR + 0.61%), 06/25/2037	3,532,625	1,118,199
Series 2007-12T1, Class A8, 1.65% (-1 x 1 mo. Term SOFR + 5.39%), 06/25/2037 (d)(f)	6,732,529	748,036
Series 2007-14T2, Class A1, 6.00%, 07/25/2037	6,824,366	3,489,494
Series 2007-15CB, Class A6, 5.75%, 07/25/2037	787,281	438,585
Series 2007-16CB, Class 1A5, 4.25% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,330,158	811,222

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Countrywide Alternative Loan Trust (Continued)
Series 2007-16CB, Class 2A2, 22.53% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037 (f)	701,293	953,798
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	250,180	180,434
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	213,570	94,201
Series 2007-17CB, Class 1A10, 12.21% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037 (f)	687,271	599,633
Series 2007-18CB, Class 1A6, 15.92% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037 (f)	382,613	303,986
Series 2007-18CB, Class 1A7, 4.32% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,234,522	348,256
Series 2007-1T1, Class 2A1, 4.32% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,079,562	1,113,495
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,049,719	365,512
Series 2007-23CB, Class A4, 2.65% (-1 x 1 mo. Term SOFR + 6.39%), 09/25/2037 (d)(f)	3,486,784	557,129
Series 2007-23CB, Class A7, 4.25% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,770,099	584,648
Series 2007-24, Class A1, 4.40% (1 mo. Term SOFR + 0.66%), 10/25/2037	4,538,224	901,193
Series 2007-24, Class A6, 4.85% (1 mo. Term SOFR + 1.11%), 10/25/2037	210,698	46,517
Series 2007-24, Class A7, 2.15% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037 (d)(f)	210,698	18,567
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,257,046	539,598
Series 2007-2CB, Class 2A1, 4.45% (1 mo. Term SOFR + 0.71%), 03/25/2037	288,713	111,745
Series 2007-2CB, Class 2A2, 1.30% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037 (d)(f)	409,486	37,215
Series 2007-3T1, Class 1A2, 4.35% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,832,610	1,221,325
Series 2007-3T1, Class 1A3, 4.35% (1 mo. Term SOFR + 0.61%), 04/25/2037	1,371,047	436,907
Series 2007-3T1, Class 1A4, 4.35% (1 mo. Term SOFR + 0.61%), 04/25/2037	2,350,366	748,984
Series 2007-5CB, Class 1A11, 6.00%, 04/25/2037	577,551	276,546
Series 2007-5CB, Class 1A18, 1.80% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037 (d)(f)	351,315	40,038
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037 (g)	285,026	9,159
Series 2007-9T1, Class 1A4, 4.35% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,156,943	397,966
Series 2007-9T1, Class 1A5, 1.65% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037 (d)(f)	1,156,943	119,174
Series 2007-HY8C, Class A1, 4.17% (1 mo. Term SOFR + 0.43%), 09/25/2047	836,195	784,876
Series 2007-J1, Class 2A6, 4.45% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,772,119	513,199
Series 2007-OA2, Class 1A1, 4.87% (MTA + 0.84%), 03/25/2047	223,294	196,480
Series 2007-OA3, Class X, 2.00%, 04/25/2047 (b)(d)	8,993,511	815,268
Series 2007-OA7, Class A1A, 4.21% (1 mo. Term SOFR + 0.47%), 05/25/2047	1,752,957	1,629,275
Series 2007-OH1, Class A1D, 4.06% (1 mo. Term SOFR + 0.32%), 04/25/2047	55,442	49,577
Series 2008-1R, Class 1A1, 4.54% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,476,554	698,204
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,681,922	753,886
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037 (b)	1,127,380	495,306
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 4.75% (1 mo. Term SOFR + 1.01%), 06/25/2034	205,063	205,109
Series 2004-BC3, Class M5, 5.72% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	567,414
Series 2005-17, Class 1AF4, 6.55%, 05/25/2036 (c)	1,613,890	1,344,181
Series 2005-AB4, Class 2A1, 4.39% (1 mo. Term SOFR + 0.65%), 03/25/2036	257,150	235,828
Series 2006-1, Class AF6, 4.37%, 07/25/2036 (b)	17,620	17,440
Series 2006-13, Class 1AF6, 3.95%, 01/25/2037	142,554	136,066
Series 2006-15, Class A4, 4.24%, 10/25/2046 (b)	556,299	566,690
Series 2006-15, Class A6, 4.24%, 10/25/2046 (b)	76,117	79,740
Series 2007-BC3, Class 2A4, 4.35% (1 mo. Term SOFR + 0.61%), 11/25/2047	305,542	279,687
Series 2007-QX1, Class A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2037 (a)	5,357,237	4,989,493
Series 2007-SD1, Class A1, 4.75% (1 mo. Term SOFR + 1.01%), 03/25/2047 (a)	995,434	754,599
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 6.26%, 10/25/2033 (b)	227,694	110,117
Series 2003-56, Class M, 10.25%, 12/25/2033 (b)	7,767	8,943
Series 2003-R4, Class 2A, 4.74%, 01/25/2034 (a)(b)	168,338	146,033
Series 2004-15, Class 5A, 5.29%, 10/20/2034 (b)	114,436	107,557
Series 2004-18, Class A1, 6.00%, 10/25/2034	107,885	106,780
Series 2004-2, Class 3A1, 6.87%, 03/25/2034 (b)	242,079	241,587
Series 2004-29, Class 1A1, 4.39% (1 mo. Term SOFR + 0.65%), 02/25/2035	124,978	121,625
Series 2004-29, Class 2A1, 4.51% (1 mo. Term SOFR + 0.77%), 02/25/2035	42,429	40,072
Series 2004-29, Class 3A1, 3.26%, 02/25/2035 (b)	136,532	113,020
Series 2004-9, Class A7, 5.25%, 06/25/2034	164,405	161,285
Series 2004-J5, Class A4, 5.50%, 07/25/2034 (e)	51,083	48,784
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	471,439	469,476
Series 2005-19, Class 2A1, 4.20% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,988	56,292
Series 2005-21, Class A12, 7.75% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035 (f)	91,173	60,834
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,261	177,551

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Countrywide Home Loan Mortgage Pass Through Trust (Continued)
Series 2005-30, Class A8, 5.50%, 01/25/2036	91,707	53,765
Series 2005-7, Class 3A1, 3.86%, 03/25/2035 (b)	851,466	687,807
Series 2005-7, Class 3A2, 3.43%, 03/25/2035 (b)	630,763	496,174
Series 2005-9, Class 1A1, 4.45% (1 mo. Term SOFR + 0.71%), 05/25/2035 (e)	213,291	184,497
Series 2005-9, Class 1A3, 4.31% (1 mo. Term SOFR + 0.57%), 05/25/2035	97,192	86,383
Series 2005-HYB8, Class 4A1, 4.50%, 12/20/2035 (b)	98,296	89,113
Series 2005-J3, Class 1A3, 5.20% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,148,770	767,964
Series 2005-J3, Class 2A1, 4.20% (1 mo. Term SOFR + 0.46%), 09/25/2035	436,127	369,865
Series 2005-R1, Class 2A2, 6.50%, 03/25/2035 (a)	231,089	300,197
Series 2005-R2, Class 1AF1, 4.19% (1 mo. Term SOFR + 0.45%), 06/25/2035 (a)	38,926	37,832
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	159,373	58,497
Series 2006-20, Class 1A35, 6.00%, 02/25/2037	631,518	273,241
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,158,099	1,045,798
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	1,992,159	1,143,180
Series 2006-9, Class A1, 6.00%, 05/25/2036	40,432	17,939
Series 2006-9, Class A17, 4.35% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,663	366,774
Series 2006-HYB2, Class 1A1, 5.35%, 04/20/2036 (b)	203,318	179,787
Series 2006-J2, Class 1A6, 6.00%, 04/25/2036	714,260	338,431
Series 2006-J4, Class A3, 6.25%, 09/25/2036	164,953	57,593
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,098	35,647
Series 2006-J4, Class A9, 6.25%, 09/25/2036	59,706	20,846
Series 2007-10, Class A6, 6.00%, 07/25/2037 (d)	396,370	119,806
Series 2007-11, Class A12, 6.00%, 08/25/2037	554,142	229,706
Series 2007-14, Class A6, 6.00%, 09/25/2037	32,280	15,351
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	254,266	108,385
Series 2007-2, Class A1, 6.00%, 03/25/2037	1,298,675	539,979
Series 2007-20, Class A1, 6.50%, 01/25/2038	217,191	91,803
Series 2007-3, Class A14, 4.25% (1 mo. Term SOFR + 0.51%), 04/25/2037	668,348	202,567
Series 2007-3, Class A16, 6.00%, 04/25/2037	514,292	230,126
Series 2007-3, Class A6, 2.85% (-1 x 1 mo. Term SOFR + 6.59%), 04/25/2037 (d)(f)	667,204	130,709
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,796,541	718,733
Series 2007-HY1, Class 1A1, 4.59%, 04/25/2037 (b)	1,163,027	1,084,166
Series 2007-HY5, Class 3A1, 4.85%, 09/25/2037 (b)	390,252	363,562
Series 2007-HYB2, Class 3A1, 4.28%, 02/25/2047 (b)	281,531	257,441
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	163,041	53,267
Series 2007-J3, Class A9, 6.00%, 07/25/2037	260,882	109,570
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	444,760	222,625
Series 2005-21, Class A2, 5.50%, 10/25/2035	172,139	90,491
Series 2005-31, Class 2A1, 4.45%, 01/25/2036 (b)	169,766	153,153
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	745,911	662,294
Series 2004-4, Class 1A7, 6.00%, 08/25/2034	217,888	201,400
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,420	80,236
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	74,529
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,366,262	932,383
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	1,704,550	1,170,790
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	153,529	140,713
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,173,283	870,313
Series 2005-9, Class 4A1, 8.95% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035 (f)	328,222	333,339
Series 2005-9, Class 5A1, 4.55% (1 mo. Term SOFR + 0.81%), 10/25/2035	547,286	233,226
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 4.50% (1 mo. Term SOFR + 0.76%), 11/25/2031	597,359	328,751
Series 2002-30, Class 1A1, 7.50%, 11/25/2032	82,774	85,409
Series 2004-6, Class 4A12, 4.25% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,232	92,266
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,093,623	468,378
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	185,007	69,510
Series 2005-11, Class 8A4, 6.00%, 12/25/2035	250,934	179,784
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	141,324	101,253
Series 2005-12, Class 6A1, 6.00%, 01/25/2036	4,135,917	2,440,441
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,627	35,621

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Credit Suisse Management LLC (Continued)
Series 2005-5, Class 6A3, 5.00%, 07/25/2035	70,314	68,001
Series 2005-7, Class 2A2, 4.15% (1 mo. Term SOFR + 0.41%), 08/25/2035	939,686	326,474
Series 2005-8, Class 5A1, 8.95% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035 (f)	950,424	447,608
Series 2005-8, Class 7A1, 7.00%, 09/25/2035	4,752,645	1,895,112
Series 2005-8, Class 9A1, 4.75%, 09/25/2035	365,668	227,454
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 9.37% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036 (f)	23,780	24,329
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	36,292	17,731
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,896	27,042
Series 2006-2, Class 5A1, 4.55% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,082,441	1,799,299
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	203,936	99,181
Series 2006-3, Class 1A3, 6.81%, 04/25/2036 (c)	9,650,000	436,306
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036 (c)	2,537,309	115,070
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	459,491
Series 2006-4, Class 10A1, 6.50%, 05/25/2036	8,085,114	1,999,686
Series 2006-4, Class 1A3, 6.00%, 05/25/2036	105,007	53,972
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,783,498	774,620
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,456,500	1,066,922
Series 2006-6, Class 2A2, 2.05% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036 (d)(f)	2,279,865	117,306
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	893,316
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	484,190
Series 2006-7, Class 6A3, 5.50%, 08/25/2036	46,404	31,871
Series 2006-8, Class 3A1, 6.00%, 12/25/2026	179,955	33,658
Series 2006-9, Class 4A1, 6.00%, 11/25/2036	3,854,333	2,086,151
Series 2006-9, Class 4A13, 6.50%, 11/25/2036	1,758,038	994,872
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037 (b)	1,613,004	350,136
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,628,333	870,263
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,578,339	1,922,559
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	484,638	260,364
Series 2007-3, Class 1A1A, 5.84%, 04/25/2037 (b)	18,473,122	4,453,387
Series 2007-3, Class 1A2, 5.59%, 04/25/2037 (b)	3,931,055	938,428
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,817,091
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	95,218	49,122
Series 2007-4R, Class 1A1, 4.13%, 10/26/2036 (a)(b)	57,556	52,288
Series 2007-5, Class 2A5, 5.00%, 08/25/2037	4,992,976	4,483,748
Series 2007-5, Class 3A2, 12.42% (-4 x 1 mo. Term SOFR + 27.34%), 08/25/2037 (f)	922,828	1,001,793
Series 2010-18R, Class 6A2, 4.22%, 09/28/2036 (a)(b)(e)	5,308,779	3,740,035
Series 2011-2R, Class 4A2, 3.20% (1 mo. Term SOFR + 0.22%), 02/27/2037 (a)(e)	3,012,646	2,538,154
Series 2011-4R, Class 5A2, 3.78%, 05/27/2036 (a)(b)	4,866,885	4,442,928
Series 2013-6, Class 1A1, 2.50%, 07/25/2028 (a)(b)	16,318	15,911
Series 2013-7R, Class 4A2, 4.39% (1 mo. Term SOFR + 0.27%), 07/25/2036 (a)(e)	4,362,482	837,051
Series 2014-6R, Class 6A3, 2.00%, 05/27/2036 (a)(b)(e)	1,547,519	1,444,609
Series 2014-6R, Class 8A1, 3.00%, 08/27/2036 (a)(b)(e)	264,786	249,905
Series 2014-6R, Class 8A3, 2.50%, 08/27/2036 (a)(b)	844,656	674,468
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035 (a)(b)	5,728	5,703
Series 2015-1R, Class 6A1, 4.30% (1 mo. Term SOFR + 0.39%), 05/27/2037 (a)(e)	45,629	43,931
Series 2015-6R, Class 5A2, 3.35% (1 mo. Term SOFR + 0.29%), 03/27/2036 (a)	768,298	610,877
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,194,294	518,713
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class B2, 6.70% (1 mo. Term SOFR + 2.96%), 07/25/2035	685,012	535,159
Series 2005-RP1, Class B2, 7.50%, 01/25/2035 (a)(c)	3,274,000	2,546,940
Series 2006-CB8, Class A1, 4.13% (1 mo. Term SOFR + 0.39%), 10/25/2036	61,015	56,697
Series 2007-CB3, Class A1, 3.27%, 03/25/2037 (c)	8,783,459	3,184,953
Series 2007-CB3, Class A3, 3.27%, 03/25/2037 (c)	328,492	119,124
Series 2007-CB4, Class A2C, 3.40%, 04/25/2037 (c)	850,000	578,614
Series 2007-CB5, Class A1, 2.90% (1 mo. Term SOFR + 0.23%), 04/25/2037	109,844	65,591
Series 2007-RP1, Class A, 4.38% (1 mo. Term SOFR + 0.42%), 05/25/2046 (a)	1,338,962	1,199,679
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.33% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,586,228	557,425
Series 2006-3, Class A4B, 6.61%, 11/25/2036 (c)	584,408	75,158
Series 2006-4, Class A6A, 6.18%, 12/25/2036 (c)	30,180	4,118

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
CSAB Mortgage Backed Trust (Continued)
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037 (b)	1,958,710	405,742
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 4.20% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,236,949	994,073
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035 (b)	57,203	52,123
Series 2005-5, Class 1A6, 7.73% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035 (e)(f)	11,850	12,395
Series 2005-6, Class 1A2, 1.23% (-1 x 1 mo. Term SOFR + 4.97%), 12/25/2035 (d)(f)	2,586,505	168,097
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	11,203	9,099
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036 (c)	552,583	484,296
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036 (c)	386,964	339,155
Series 2007-1, Class 1A4A, 4.07% (1 mo. Term SOFR + 0.33%), 08/25/2037	404,743	363,505
Series 2007-AR1, Class A5, 4.33% (1 mo. Term SOFR + 0.59%), 01/25/2047	369,798	332,200
Series 2007-AR3, Class 2A5, 4.25% (1 mo. Term SOFR + 0.51%), 06/25/2037	180,860	162,040
Series 2007-RMP1, Class A2, 4.15% (1 mo. Term SOFR + 0.41%), 12/25/2036	1,610,697	1,500,901
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (c)	28,200	27,962
Series 2006-PR1, Class 3A1, 6.71% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (a)(f)	28,091	25,954
Series 2006-PR1, Class 4AF1, 4.15% (1 mo. Term SOFR + 0.40%), 04/15/2036 (a)	716,764	659,369
Series 2006-PR1, Class 4AF2, 4.21% (1 mo. Term SOFR + 0.46%), 04/15/2036 (a)	1,726,285	1,589,429
Series 2006-PR1, Class 5AF1, 4.41% (1 mo. Term SOFR + 0.66%), 04/15/2036 (a)	328,979	295,316
Series 2006-PR1, Class 5AF3, 4.23% (1 mo. Term SOFR + 0.48%), 04/15/2036 (a)	3,069,814	2,737,927
Series 2006-PR1, Class 5AF4, 4.20% (1 mo. Term SOFR + 0.45%), 04/15/2036 (a)	7,595,621	6,766,404
Series 2006-PR1, Class 5AI2, 7.07% (-2 x 1 mo. Term SOFR + 14.08%), 04/15/2036 (a)(f)	2,318,958	2,259,022
Series 2006-PR1, Class 5AI4, 6.71% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (a)(f)	391,668	375,144
Series 2006-PR1, Class 5AS4, 3.67%, 04/15/2036 (a)(b)(d)	2,168,776	264,638
Series 2006-PR1, Class AX, 0.26%, 04/15/2036 (a)(b)(d)	6,543,949	30,308
Series 2008-RS1, Class 4A2, 4.08% (1 mo. Term SOFR + 0.36%), 05/28/2037 (a)	1,023,213	964,048
Series 2009-RS2, Class 3A2, 6.00%, 11/26/2037 (a)	1,486,267	633,437
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 4.51% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,564,267	2,393,105
Series 2006-AR1, Class 2A1A, 4.97% (MTA + 0.94%), 04/19/2046	2,109,805	1,717,724
Series 2007-AR1, Class 2A1A, 3.99% (1 mo. Term SOFR + 0.25%), 03/19/2037	83,549	70,629
EMC Mortgage Loan Trust, Series 2001-A, Class A, 4.59% (1 mo. Term SOFR + 0.85%), 05/25/2040 (a)	417,659	413,421
Encore Credit Receivables Trust, Series 2005-1, Class M4, 4.87% (1 mo. Term SOFR + 1.13%), 07/25/2035	626,282	562,576
Equifirst Mortgage Loan Trust, Series 2004-2, Class M7, 6.85% (1 mo. Term SOFR + 3.11%), 10/25/2034	39,742	37,977
Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 6.55% (1 mo. Term SOFR + 2.81%), 08/25/2034	545,523	481,580
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.32% (1 mo. Term SOFR + 2.59%), 03/25/2034	278,613	268,497
Series 2004-FF5, Class A3C, 4.85% (1 mo. Term SOFR + 1.11%), 08/25/2034	103,032	96,832
Series 2004-FF7, Class M7, 6.85% (1 mo. Term SOFR + 3.11%), 09/25/2034	735,271	811,278
Series 2006-FF5, Class 2A4, 4.33% (1 mo. Term SOFR + 0.59%), 04/25/2036	5,517,739	5,128,052
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.15%, 01/25/2036 (b)	372,799	176,427
Series 2005-AA9, Class 2A1, 5.29%, 11/25/2035 (b)	850,012	732,968
Series 2005-FA3, Class 1A2, 4.35% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,634,430	916,277
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	729,453	360,192
Series 2006-AA2, Class 2A1, 4.69%, 05/25/2036 (b)	261,506	212,607
Series 2006-AA8, Class 2A1, 4.67%, 02/25/2037 (b)	221,171	149,012
Series 2006-FA1, Class 1A1, 4.60% (1 mo. Term SOFR + 0.86%), 04/25/2036	3,018,178	931,573
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,812,079	658,483
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	770,159	279,865
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036	110,649	29,748
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	956,152	334,667
Series 2006-RE1, Class A1, 5.50%, 05/25/2035 (b)	44,103	27,078
Series 2007-FA1, Class A1, 4.17% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,170,523	2,707,965
Series 2007-FA2, Class 1A5, 4.15% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	1,928
Series 2007-FA3, Class A5, 4.45% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,179,740	697,037
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.00%, 08/25/2035 (b)	580,845	383,184
Series 2007-4, Class 1A16, 4.45% (1 mo. Term SOFR + 0.71%), 08/25/2037	3,176,538	748,077
Series 2007-AR3, Class 2A2, 5.71%, 11/25/2037 (b)	287,012	205,260

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045 (a)(b)	43,346	40,580
Flagstar Mortgage Trust
Series 2018-6RR, Class AM, 4.90%, 10/25/2048 (a)(b)	21,762	20,981
Series 2019-1INV, Class A11, 4.80% (1 mo. Term SOFR + 1.06%), 10/25/2049 (a)	247,371	238,038
Series 2019-1INV, Class A13, 3.50%, 10/25/2049 (a)(b)	21,482	19,473
Fremont Home Loan Trust
Series 2004-C, Class M2, 4.90% (1 mo. Term SOFR + 1.16%), 08/25/2034	98,284	85,934
Series 2006-3, Class 1A1, 4.13% (1 mo. Term SOFR + 0.39%), 02/25/2037	49,681	37,208
Series 2006-B, Class 2A2, 4.05% (1 mo. Term SOFR + 0.31%), 08/25/2036	74,213	22,843
Series 2006-E, Class 1A1, 4.13% (1 mo. Term SOFR + 0.39%), 01/25/2037	1,357,157	698,568
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059 (a)(b)	44,870	42,064
GCAT, Series 2024-NQM2, Class A1, 6.09%, 06/25/2059 (a)(c)	1,109,576	1,121,127
Global Mortgage Securitization Ltd.
Series 2005-A, Class A2, 4.12% (1 mo. Term SOFR + 0.38%), 04/25/2032 (a)	323,956	315,594
Series 2005-A, Class B1, 5.25%, 04/25/2032 (a)	52,387	48,584
GMAC Mortgage Corp. Loan Trust
Series 2002-HE1, Class A2, 4.33% (1 mo. Term SOFR + 0.59%), 01/25/2029	102,204	77,998
Series 2004-J2, Class A9, 0.00%, 06/25/2034 (g)	105,824	91,271
Series 2005-AR4, Class 2A2, 5.80%, 07/19/2035 (b)	80,560	58,246
Series 2005-AR6, Class 3A1, 3.72%, 11/19/2035 (b)	9,434	8,297
Series 2006-AR1, Class 1A1, 3.76%, 04/19/2036 (b)	1,618,260	1,340,885
Series 2006-J1, Class A2, 5.75%, 04/25/2036	248,464	216,055
Series 2006-J1, Class A4, 5.75%, 04/25/2036	937,084	814,851
Series 2006-J1, Class A6, 5.75%, 04/25/2036	981,668	853,619
Series 2007-HE2, Class A2, 6.05%, 12/25/2037 (b)	177,225	174,374
Series 2007-HE2, Class A3, 6.19%, 12/25/2037 (b)	426,120	419,094
Series 2007-HE2, Class A5, 7.05%, 12/25/2037 (c)	125,329	123,296
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037 (b)	83,834	83,098
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029 (b)	470,655	471,489
Series 2000-3, Class IA, 8.34%, 06/20/2031 (b)	6,189,448	1,864,257
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 4.41% (1 mo. Term SOFR + 0.67%), 06/25/2045	73,544	66,418
Series 2005-AR3, Class 1A1, 4.33% (1 mo. Term SOFR + 0.59%), 08/25/2045	518,585	443,929
Series 2005-AR4, Class G12B, 4.09% (1 mo. Term SOFR + 0.35%), 10/25/2045	299,481	286,087
Series 2005-AR5, Class 2A1, 4.41% (1 mo. Term SOFR + 0.67%), 11/25/2045	3,980,207	2,636,622
Series 2006-AR1, Class A1A, 4.43% (1 mo. Term SOFR + 0.69%), 02/25/2036	94,195	86,713
Series 2006-AR2, Class 3A2, 4.49% (1 mo. Term SOFR + 0.75%), 03/25/2036	193,569	191,300
Series 2007-AR2, Class 2A1, 4.25% (1 mo. Term SOFR + 0.51%), 05/25/2037	407,052	405,678
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 4.03%, 09/25/2036 (a)(b)	266,574	72,416
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a)(b)	239,090	25,391
Series 2009-4R, Class 2A3, 4.52% (1 mo. Term SOFR + 0.56%), 12/26/2036 (a)	2,445,014	1,793,816
Series 2015-3R, Class 1B, 4.13% (1 mo. Term SOFR + 0.39%), 01/26/2037 (a)	518,567	473,664
Series 2015-5R, Class 1D, 3.55% (1 mo. Term SOFR + 0.25%), 04/26/2037 (a)	756,727	428,714
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 4.92% (30 day avg SOFR US + 0.85%), 02/25/2052 (a)	1,498,049	1,388,680
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 4.55% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	346,097
Series 2006-11, Class 2A1, 4.03% (1 mo. Term SOFR + 0.29%), 07/25/2036	4,600,735	839,296
GSAA Trust
Series 2005-14, Class 2A3, 4.55% (1 mo. Term SOFR + 0.81%), 12/25/2035	236,121	214,596
Series 2005-7, Class AF4, 5.56%, 05/25/2035 (c)	231,687	221,549
Series 2006-1, Class A2, 4.29% (1 mo. Term SOFR + 0.55%), 01/25/2036	4,405,570	1,190,827
Series 2006-10, Class AF3, 5.98%, 06/25/2036 (b)	4,193,463	911,870
Series 2006-10, Class AF4, 6.80%, 06/25/2036 (c)	1,465,784	317,745
Series 2006-12, Class A1, 3.95% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,088,163	696,641
Series 2006-15, Class AF4, 6.46%, 09/25/2036 (c)	1,986,831	493,594
Series 2006-17, Class A2, 4.21% (1 mo. Term SOFR + 0.47%), 11/25/2036	6,159,313	1,455,551
Series 2006-17, Class A3A, 4.33% (1 mo. Term SOFR + 0.59%), 11/25/2036	3,821,253	1,196,945
Series 2006-19, Class A1, 4.03% (1 mo. Term SOFR + 0.29%), 12/25/2036	74,132	18,958
Series 2006-20, Class 2A1A, 3.95% (1 mo. Term SOFR + 0.21%), 12/25/2046	402,926	193,672

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
GSAA Trust (Continued)
Series 2006-20, Class 2A1B, 4.05% (1 mo. Term SOFR + 0.31%), 12/25/2046	10,817,333	381,061
Series 2006-3, Class A4, 4.55% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	286,497
Series 2006-7, Class AF2, 5.99%, 03/25/2046 (b)	427,863	147,988
Series 2007-1, Class 1A1, 4.01% (1 mo. Term SOFR + 0.27%), 02/25/2037	7,965,150	2,181,836
Series 2007-1, Class 1A2, 4.19% (1 mo. Term SOFR + 0.45%), 02/25/2037	1,647,806	448,808
Series 2007-10, Class A1A, 6.00%, 11/25/2037	3,261,869	1,574,142
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,878	756,660
Series 2007-5, Class 2A1A, 4.09% (1 mo. Term SOFR + 0.35%), 04/25/2047	525,945	489,656
Series 2007-8, Class A3, 4.75% (1 mo. Term SOFR + 1.01%), 08/25/2037	81,124	80,583
GSAMP Trust
Series 2004-AR1, Class M1, 4.82% (1 mo. Term SOFR + 1.09%), 06/25/2034	1,372,775	1,515,525
Series 2004-OPT, Class B3, 3.51%, 11/25/2034 (c)	791,737	617,467
Series 2004-OPT, Class M1, 3.40% (1 mo. Term SOFR + 0.98%), 11/25/2034	39,540	38,508
Series 2004-WF, Class B1, 6.32% (1 mo. Term SOFR + 2.59%), 10/25/2034	176,215	176,464
Series 2004-WF, Class M3, 5.72% (1 mo. Term SOFR + 1.99%), 10/25/2034	195,487	199,101
Series 2006-S5, Class A2, 6.16%, 09/25/2036 (c)	22,148,931	252,438
Series 2007-NC1, Class A2D, 4.31% (1 mo. Term SOFR + 0.57%), 12/25/2046	2,250,490	1,117,188
Series 2007-SEA1, Class M1, 5.50%, 12/25/2036 (a)(c)	2,000,000	1,909,242
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A4, 8.50%, 01/25/2035 (a)	29,339	30,614
Series 2005-RP1, Class 1AF, 4.20% (1 mo. Term SOFR + 0.46%), 01/25/2035 (a)	25,935	22,563
Series 2005-RP2, Class 1AF, 4.20% (1 mo. Term SOFR + 0.46%), 03/25/2035 (a)	6,344,029	5,920,805
Series 2005-RP3, Class 1AF, 4.20% (1 mo. Term SOFR + 0.46%), 09/25/2035 (a)	388,335	333,806
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036 (a)(b)(d)	11,328,779	188,240
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	20,321	20,780
Series 2005-2F, Class 3A2, 3.90% (-1 x 1 mo. Term SOFR + 7.64%), 03/25/2035 (d)(f)	397,496	78,504
Series 2005-6F, Class 3A11, 4.15% (1 mo. Term SOFR + 0.41%), 07/25/2035	417,924	365,007
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	277,354	234,922
Series 2005-AR2, Class 1A2, 4.40%, 04/25/2035 (b)	435,919	381,591
Series 2005-AR2, Class 5A1, 6.56%, 04/25/2035 (b)	186,581	183,182
Series 2005-AR3, Class 5A1, 6.60%, 05/25/2035 (b)	775,785	666,024
Series 2005-AR3, Class 6A1, 4.24%, 05/25/2035 (b)	2,404,840	1,772,831
Series 2005-AR3, Class 7A1, 3.58%, 05/25/2035 (b)	379,962	320,738
Series 2005-AR6, Class B1, 5.54%, 09/25/2035 (b)	80,257	69,310
Series 2006-10F, Class 4A1, 4.20% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,657,489	198,106
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	361,276	327,472
Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	220,713	200,061
Series 2006-3F, Class 5A1, 4.20% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,293,195	152,099
Series 2006-3F, Class 5A2, 3.30% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036 (d)(f)	375,543	28,665
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,690,538	439,502
Series 2006-AR1, Class 2A4, 4.52%, 01/25/2036 (b)	1,870,007	1,738,015
Series 2006-AR1, Class 3A1, 4.40%, 01/25/2036 (b)	109,415	132,521
Series 2006-AR2, Class 1A1, 4.21% (1 mo. Term SOFR + 0.47%), 12/25/2035	42,870	37,162
Series 2006-AR2, Class 2A1, 4.15%, 04/25/2036 (b)	188,796	111,220
Series 2006-AR2, Class 3A1, 5.83%, 04/25/2036 (b)	466,067	262,988
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,382,882	2,417,001
Series 2007-3F, Class 4A1, 4.15% (1 mo. Term SOFR + 0.41%), 05/25/2037	4,346,946	663,943
Series 2007-AR1, Class 2A1, 4.15%, 03/25/2047 (b)	250,849	131,758
Series 2007-OA1, Class 2A3A, 4.16% (1 mo. Term SOFR + 0.42%), 05/25/2037	667,531	370,393
Harborview Mortgage Loan Trust
Series 2004-7, Class 4A, 5.03%, 11/19/2034 (b)	445,221	403,191
Series 2004-8, Class 2A3, 4.67% (1 mo. Term SOFR + 0.93%), 11/19/2034	197,103	180,806
Series 2005-1, Class 2A1A, 4.39% (1 mo. Term SOFR + 0.65%), 03/19/2035	141,573	137,598
Series 2005-12, Class 1A1A, 6.03% (MTA + 2.00%), 10/19/2035	426,368	198,332
Series 2005-13, Class 2A11, 4.41% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,524,640	628,283
Series 2005-15, Class 2A11, 4.39% (1 mo. Term SOFR + 0.65%), 10/20/2045	1,828,498	1,710,943
Series 2005-15, Class 3A11, 6.03% (MTA + 2.00%), 10/20/2045	2,185,415	1,644,841
Series 2005-6, Class A1B, 4.81% (6 mo. Term SOFR + 1.19%), 07/19/2045	229,675	196,768
Series 2005-7, Class 1A1, 4.81% (Ent 11th COFI Repl + 1.85%), 06/19/2045	494,093	217,205
Series 2005-8, Class 1A2A, 4.51% (1 mo. Term SOFR + 0.77%), 09/19/2035	316,853	188,249

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Harborview Mortgage Loan Trust (Continued)
Series 2005-9, Class B2, 4.82% (1 mo. Term SOFR + 1.09%), 06/20/2035	270,055	250,028
Series 2006-11, Class A1A, 4.19% (1 mo. Term SOFR + 0.45%), 12/19/2036	1,612,448	1,461,988
Series 2006-5, Class 2A1A, 4.21% (1 mo. Term SOFR + 0.47%), 07/19/2046	9,916,536	5,159,813
Series 2006-6, Class 1A1A, 4.91%, 08/19/2036 (b)	423,613	271,342
Series 2006-9, Class 2A1A, 4.27% (1 mo. Term SOFR + 0.53%), 11/19/2036	821,964	778,947
Series 2006-BU1, Class 2A1B, 4.35% (1 mo. Term SOFR + 0.61%), 02/19/2046	497,323	371,561
Series 2007-2, Class 2A1A, 4.01% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,362,351	2,723,622
Series 2007-3, Class 2A1A, 4.25% (1 mo. Term SOFR + 0.51%), 05/19/2037	2,062,818	1,952,044
Series 2007-4, Class 2A1, 4.07% (1 mo. Term SOFR + 0.55%), 07/19/2037	279,585	271,227
Series 2007-7, Class 2A1A, 5.85% (1 mo. Term SOFR + 2.11%), 10/25/2037	215,801	204,064
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 4.80%, 12/19/2035 (b)	1,207,273	569,654
Series 2005-16, Class 3A1A, 4.35% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,973,637	1,269,711
Series 2006-8, Class 1A1, 4.05% (1 mo. Term SOFR + 0.51%), 07/21/2036	664,887	320,241
Home Equity Asset Trust
Series 2002-5, Class M2, 6.75% (1 mo. Term SOFR + 3.01%), 05/25/2033	145,010	141,228
Series 2003-7, Class A2, 4.61% (1 mo. Term SOFR + 0.87%), 03/25/2034	32,585	32,357
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,552	72,662
Series 2006-2, Class 1A7, 4.22% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,274,470	1,522,585
Series 2007-WF1, Class A1, 3.97% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,215,663	342,155
HSI Asset Securitization Corp.
Series 2006-HE2, Class 2A2, 4.07% (1 mo. Term SOFR + 0.33%), 12/25/2036	462,300	111,790
Series 2007-HE2, Class 2A1, 4.07% (1 mo. Term SOFR + 0.33%), 04/25/2037	163,819	81,780
Impac CMB Trust
Series 2004-11, Class 2A2, 4.59% (1 mo. Term SOFR + 0.85%), 03/25/2035	234,165	206,817
Series 2004-4, Class 2A1, 5.24%, 09/25/2034 (c)	357,783	366,417
Series 2004-6, Class 1A2, 4.63% (1 mo. Term SOFR + 0.89%), 10/25/2034	36,773	36,795
Series 2005-7, Class A1, 4.37% (1 mo. Term SOFR + 0.63%), 11/25/2035	12,235	11,201
Series 2005-8, Class 1A, 4.37% (1 mo. Term SOFR + 0.63%), 02/25/2036	387,815	367,931
Series 2005-8, Class 1AM, 4.55% (1 mo. Term SOFR + 0.81%), 02/25/2036	831,088	787,406
Impac Secured Assets CMN Owner Trust
Series 2006-2, Class 1A2B, 4.19% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,180,284	1,139,966
Series 2007-3, Class A1A, 4.07% (1 mo. Term SOFR + 0.33%), 09/25/2037	106,498	95,545
Series 2007-3, Class A1B, 4.33% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,400,933	1,236,600
Imperial Fund Mortgage Trust, Series 2022-NQM4, Class A1, 4.77%, 06/25/2067 (a)(c)	1,091,603	1,087,620
Indymac Home Equity Loan Asset-Backed Trust
Series 2001-C, Class M2, 6.02% (1 mo. Term SOFR + 2.29%), 12/25/2032	390,514	405,859
Series 2004-C, Class M5, 4.22% (1 mo. Term SOFR + 1.69%), 03/25/2035	579,288	490,761
Series 2004-C, Class M6, 4.22% (1 mo. Term SOFR + 1.99%), 03/25/2035	293,558	242,120
Series 2004-C, Class M7, 4.22% (1 mo. Term SOFR + 2.74%), 03/25/2035	184,628	154,963
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,645,952	959,444
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,373,083	498,386
Indymac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,566	13,573
Series 2007-HOA1, Class A11, 4.21% (1 mo. Term SOFR + 0.47%), 07/25/2047	2,629,780	1,788,169
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.28%, 09/25/2036 (b)	282,857	174,320
Series 2006-AR2, Class 4A1, 4.29%, 09/25/2036 (b)	119,143	111,014
Series 2007-AR1, Class 1A1, 4.04%, 03/25/2037 (b)	283,560	218,593
Series 2007-AR1, Class 1A2, 4.04%, 03/25/2037 (b)	268,305	208,937
Indymac Index Mortgage Loan Trust
Series 2004-AR9, Class B1, 4.00%, 11/25/2034 (b)	427,333	355,194
Series 2005-AR11, Class A3, 3.66%, 08/25/2035 (b)	137,774	101,391
Series 2005-AR12, Class 1A1, 4.37% (1 mo. Term SOFR + 0.63%), 07/25/2035	194,907	130,617
Series 2005-AR13, Class 4A1, 4.31%, 08/25/2035 (b)	151,603	132,572
Series 2005-AR31, Class 5A1, 4.43% (1 mo. Term SOFR + 0.69%), 01/25/2036	2,303,246	1,553,312
Series 2005-AR5, Class 4A1, 4.19%, 05/25/2035 (b)	284,567	188,204
Series 2005-AR6, Class 2A1, 4.33% (1 mo. Term SOFR + 0.59%), 04/25/2035	217,776	172,724
Series 2005-AR7, Class 1A1, 3.48%, 06/25/2035 (b)	631,108	342,299

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Indymac Index Mortgage Loan Trust (Continued)
Series 2006-AR13, Class A2, 4.45% (1 mo. Term SOFR + 0.71%), 07/25/2036 (e)	162,276	101,220
Series 2006-AR19, Class 3A1, 3.87%, 08/25/2036 (b)	949,174	800,912
Series 2006-AR25, Class 4A3, 3.57%, 09/25/2036 (b)	1,770,199	1,525,227
Series 2006-AR5, Class 2A1, 3.69%, 05/25/2036 (b)	1,151,331	1,111,157
Series 2006-AR9, Class 3A3, 3.40%, 06/25/2036 (b)	69,426	59,908
Series 2007-AR15, Class 2A1, 3.38%, 08/25/2037 (b)	202,744	141,384
Series 2007-FLX2, Class A1C, 4.23% (1 mo. Term SOFR + 0.49%), 04/25/2037	104,050	94,335
IndyMac INDX Mortgage Loan Trust
Series 2005-AR18, Class 1A2, 5.47% (1 mo. Term SOFR + 1.73%), 10/25/2036	607,885	249,764
Series 2006-AR37, Class 1A1, 4.30%, 02/25/2037 (b)	39,744	31,382
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.11% (1 mo. Term SOFR + 0.37%), 08/25/2036	54,507	51,981
Series 2007-A, Class 1A, 4.07% (1 mo. Term SOFR + 0.33%), 04/25/2037	245,456	193,239
Series 2007-A, Class 2A2, 4.04% (1 mo. Term SOFR + 0.30%), 04/25/2037	545,929	372,382
Series 2007-A, Class 2A4B, 4.30% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,546,039
Investment Capital Access, Inc., Series 13, Class M1, 7.88%, 12/28/2033 (c)	16,018	16,023
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 3.91% (1 mo. Term SOFR + 0.17%), 05/25/2037	445,841	90,629
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,134	6,667
Series 2006-A1, Class 2A2, 4.87%, 03/25/2036 (b)	2,231,989	1,656,781
Series 2006-A2, Class 2A2, 4.55%, 05/25/2036 (b)	968,225	565,158
Series 2006-A2, Class 3A1, 4.21%, 05/25/2036 (b)	661,945	353,394
Series 2006-A4, Class A8, 4.10%, 09/25/2036 (b)	5,105	6,148
Series 2006-A5, Class 1A1, 4.17% (1 mo. Term SOFR + 0.43%), 10/25/2036	157,074	147,649
Series 2006-A6, Class 2A6, 4.61%, 11/25/2036 (b)	667,727	562,125
Series 2006-A7, Class 1A4, 4.31% (1 mo. Term SOFR + 0.57%), 12/25/2036	1,131,406	1,025,540
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036 (b)	30,540	31,131
Series 2006-S3, Class A6, 6.62%, 08/25/2036 (c)	103,457	103,517
Series 2007-A1, Class 1A1B, 3.97% (1 mo. Term SOFR + 0.23%), 03/25/2037 (e)	731,259	743,142
Series 2007-A2, Class 2A1, 4.75%, 05/25/2037 (b)	127,112	111,704
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AF6, 6.04%, 10/25/2036 (c)	535,461	318,735
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.69%, 02/25/2034 (b)	52,311	53,061
Series 2004-A3, Class 1A1, 6.45%, 07/25/2034 (b)	156,470	150,018
Series 2005-A1, Class 3A4, 5.44%, 02/25/2035 (b)	16,661	16,057
Series 2005-A2, Class 1A1, 5.89%, 04/25/2035 (b)	81,273	79,787
Series 2005-A2, Class 2A1, 3.94%, 04/25/2035 (b)	77,062	63,857
Series 2005-A3, Class 6A5, 5.58%, 06/25/2035 (b)	120,520	120,706
Series 2005-A5, Class 1A2, 4.74%, 08/25/2035 (b)(e)	50,561	46,718
Series 2005-A8, Class 2A3, 5.19%, 11/25/2035 (b)	348,754	281,529
Series 2005-ALT1, Class 2A1, 5.32%, 10/25/2035 (b)	195,711	145,204
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	160,155	137,735
Series 2006-A4, Class 5A1, 4.43%, 06/25/2036 (b)	105,459	70,422
Series 2006-A6, Class 3A2, 4.32%, 10/25/2036 (b)	312,537	171,605
Series 2006-A7, Class 2A4R, 4.40%, 01/25/2037 (b)	217,380	174,198
Series 2007-A1, Class B1, 5.92%, 07/25/2035 (b)	33,183	30,354
Series 2007-A3, Class 1A1, 4.52%, 05/25/2037 (b)	426,176	355,372
Series 2007-A4, Class 1A1, 4.63%, 06/25/2037 (b)	1,595,068	1,245,321
Series 2007-A4, Class 3A1, 5.02%, 06/25/2037 (b)	51,090	38,989
Series 2007-S3, Class 1A18, 4.35% (1 mo. Term SOFR + 0.61%), 08/25/2037	838,141	253,334
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,923,945	891,496
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037	18,456	7,594
Series 2016-3, Class 1A10, 3.00%, 10/25/2046 (a)(b)	820,222	733,381
Series 2016-4, Class A12, 3.00%, 10/25/2046 (a)(b)(h)	871,572	747,381
Series 2017-4, Class A3, 3.50%, 11/25/2048 (a)(b)	3,791	3,463
Series 2019-1, Class A11, 4.80% (1 mo. Term SOFR + 1.06%), 05/25/2049 (a)	1,150,717	1,097,305
Series 2019-8, Class A11, 4.70% (1 mo. Term SOFR + 0.96%), 03/25/2050 (a)	244,259	231,403
Series 2019-9, Class A11, 4.75% (1 mo. Term SOFR + 1.01%), 05/25/2050 (a)	1,688,960	1,620,196
Series 2019-INV1, Class A11, 4.80% (1 mo. Term SOFR + 1.06%), 09/25/2049 (a)	1,114,762	1,082,201
Series 2019-INV3, Class A11, 4.85% (1 mo. Term SOFR + 1.11%), 05/25/2050 (a)	1,610,780	1,537,554
Series 2020-2, Class A7A, 3.00%, 07/25/2050 (a)(b)	894,331	782,683

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
JP Morgan Mortgage Trust (Continued)
Series 2020-5, Class A11, 5.07% (1 mo. Term SOFR + 1.11%), 12/25/2050 (a)	332,180	316,316
Series 2020-8, Class A11, 4.97% (30 day avg SOFR US + 0.90%), 03/25/2051 (a)	588,993	555,086
Series 2020-INV1, Class A11, 4.68% (1 mo. Term SOFR + 0.94%), 08/25/2050 (a)	48,091	45,599
Series 2021-3, Class A4, 2.50%, 07/25/2051 (a)(b)	62,364	57,011
JP Morgan Reremic
Series 2009-10, Class 1A1, 7.00%, 08/26/2037 (a)(b)	3,868,498	1,132,287
Series 2009-11, Class 3A2, 5.95%, 01/26/2037 (a)(b)(e)	4,763,922	3,784,340
Series 2014-1, Class 3A1, 3.00%, 05/26/2037 (a)	346,511	340,405
Series 2014-1, Class 6A1, 2.50%, 11/26/2036 (a)	484,134	469,417
Series 2014-2, Class 2A1, 3.00%, 03/26/2037 (a)(b)	329,441	307,322
Series 2014-2, Class 2A3, 4.00%, 03/26/2037 (a)(b)	541,092	302,290
Series 2014-3, Class 2A3, 5.00%, 06/26/2036 (a)(b)(e)	1,099,318	1,136,145
Series 2015-1, Class 5C, 0.00%, 07/27/2036 (a)(b)(d)(e)	6,252,358	2,309,465
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 4.53% (1 mo. Term SOFR + 0.79%), 12/25/2035	3,911,947	1,884,581
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,136,443	567,557
Series 2005-2, Class 5A2, 10.37% (-5 x 1 mo. Term SOFR + 27.53%), 12/25/2035 (f)	107,535	94,244
Series 2005-2, Class AX, 5.50%, 12/25/2035 (d)(e)	287,661	51,060
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,406,136	1,177,038
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	601,488	278,194
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,177,760	1,540,743
Series 2006-2, Class 1A1, 5.74%, 04/25/2036 (b)	154,021	94,549
Series 2006-3, Class 3A3, 3.30% (-1 x 1 mo. Term SOFR + 7.04%), 07/25/2036 (d)(f)	4,551,665	637,759
Series 2006-4, Class 1A3, 1.55% (-1 x 1 mo. Term SOFR + 5.29%), 08/25/2036 (d)(f)	648,146	55,949
Series 2006-5, Class 2A1, 4.20% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,842,138	461,127
Series 2006-5, Class 2A2, Pool 2006-5, 3.30% (-1 x 1 mo. Term SOFR + 7.04%), 09/25/2036 (d)(f)	18,146,074	1,611,967
Series 2006-6, Class 1A1, 4.35% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,361,958	825,074
Series 2006-7, Class 1A8, 4.03% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,440,213	997,130
Series 2006-7, Class 4A1, 4.10% (1 mo. Term SOFR + 0.36%), 11/25/2036	2,158,624	127,168
Series 2006-8, Class 2A2, 2.73% (-1 x 1 mo. Term SOFR + 6.47%), 12/25/2036 (d)(f)	20,366,090	2,335,041
Series 2006-9, Class 1A1, 4.18% (1 mo. Term SOFR + 0.44%), 01/25/2037	2,937,505	1,429,330
Series 2006-9, Class 1A2, 4.45% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,107,016	564,307
Series 2006-9, Class 1A3, 4.18% (1 mo. Term SOFR + 0.44%), 01/25/2037	3,356,868	1,633,383
Series 2007-1, Class 2A3, 2.78% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037 (d)(f)	9,738,923	1,232,102
Series 2007-1, Class 3A1, 4.10% (1 mo. Term SOFR + 0.36%), 02/25/2037	2,182,748	285,484
Series 2007-1, Class 3A2, 3.40% (-1 x 1 mo. Term SOFR + 7.14%), 02/25/2037 (d)(f)	13,292,934	1,476,840
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,023,513	664,753
Series 2007-3, Class 1A2, 2.85% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037 (d)(e)(f)	1,386,376	189,656
Series 2007-4, Class 2A3, 4.18% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,420,957	1,057,040
Series 2007-5, Class 10A4, 4.26% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,110,047	669,047
Series 2007-5, Class 4A2, 4.17% (1 mo. Term SOFR + 0.43%), 08/25/2036 (e)	355,507	213,527
Series 2007-5, Class 4A3, 17.00% (-6 x 1 mo. Term SOFR + 39.39%), 08/25/2036 (f)	113,369	158,515
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	80,234	71,064
Series 2007-7, Class 1A1, 4.35% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,024,684	946,876
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	297,318	68,053
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,734,650	1,541,486
Series 2008-3, Class A1, 4.22% (1 mo. Term SOFR + 0.48%), 02/25/2037	40,219,429	8,851,456
Series 2008-4, Class A1, 4.23% (1 mo. Term SOFR + 0.49%), 01/25/2037	7,702,341	2,087,210
LEHMAN MTG TR 2006-4 4-A1 20210825 6.00000
6.00%, 10/15/2027	290,164	186,016
Lehman XS Trust
Series 2005-10, Class 1A1, 4.37% (1 mo. Term SOFR + 0.63%), 01/25/2036	1,005,825	869,208
Series 2005-3, Class 1M1, 4.60% (1 mo. Term SOFR + 0.86%), 09/25/2035	4,224,145	4,173,235
Series 2005-7N, Class 1A1B, 4.45% (1 mo. Term SOFR + 0.71%), 12/25/2035	179,336	146,670
Series 2005-8, Class 2A4A, 6.19%, 12/25/2035 (c)	28,327	31,918
Series 2006-10N, Class 1A4A, 4.45% (1 mo. Term SOFR + 0.71%), 07/25/2046	483,586	368,026
Series 2006-10N, Class 2A1, 4.09% (1 mo. Term SOFR + 0.35%), 05/25/2046	242,871	247,012
Series 2006-12N, Class A31A, 4.25% (1 mo. Term SOFR + 0.51%), 08/25/2046	48,776	52,355
Series 2006-GP2, Class 1A5A, 4.27% (1 mo. Term SOFR + 0.53%), 06/25/2046	41,351	40,483
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	349,113	327,080
Series 2007-14H, Class A22, 4.22% (1 mo. Term SOFR + 0.91%), 07/25/2047	2,682,628	2,543,647

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Lehman XS Trust (Continued)
Series 2007-15N, Class 2A1, 4.35% (1 mo. Term SOFR + 0.61%), 08/25/2037	23,211	22,981
Series 2007-16N, Class 2A2, 5.55% (1 mo. Term SOFR + 1.81%), 09/25/2047	6,810,646	6,284,208
Series 2007-3, Class 1BA1, 4.15% (1 mo. Term SOFR + 0.43%), 03/25/2037	285,834	272,409
Series 2007-3, Class 1BA2, 4.28% (6 mo. Term SOFR + 0.93%), 03/25/2037	250,132	255,911
Series 2007-6, Class 1A1, 5.38% (6 mo. Term SOFR + 1.68%), 05/25/2037	462,670	383,682
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.29% (1 mo. Term SOFR + 0.55%), 06/25/2034	1,774,858	1,732,339
Series 2004-4, Class M1, 4.75% (1 mo. Term SOFR + 1.01%), 10/25/2034	20,990	20,517
Series 2006-A, Class A1, 4.03% (1 mo. Term SOFR + 0.29%), 05/25/2036	972,187	16,016
Luminent Mortgage Trust
Series 2006-3, Class 12A1, 4.27% (1 mo. Term SOFR + 0.53%), 05/25/2036	74,392	67,159
Series 2006-7, Class 2A1, 4.19% (1 mo. Term SOFR + 0.45%), 12/25/2036	2,746,673	2,449,725
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037 (a)(b)(e)	391,797	260,055
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7, 5.63%, 11/21/2034 (b)	173,307	172,073
Series 2004-4, Class 2A3, 5.92%, 05/25/2034 (b)	173,442	166,540
Series 2004-6, Class 4A6, 5.94%, 07/25/2034 (b)	69,550	69,222
Series 2005-6, Class 5A1, 3.41%, 07/25/2035 (b)	164,827	147,985
Series 2005-6, Class 7A1, 6.61%, 06/25/2035 (b)	4,014	3,734
Series 2006-2, Class 2A1, 6.63%, 04/25/2036 (b)	57,792	26,073
Series 2007-3, Class 22A5, 4.53% (1 mo. Term SOFR + 0.79%), 05/25/2047	3,290,972	2,778,746
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 3A1, 3.53%, 09/25/2035 (b)	355,178	211,360
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.72%, 09/25/2033 (b)	310,125	280,876
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	1,690,671	1,425,822
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	17,842	17,575
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	532,362	473,650
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	4,241,284	1,839,857
Series 2005-6, Class 2A1, 4.30% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,523	561,186
Series 2006-1, Class A2, 4.55% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,881,905	578,248
Series 2006-2, Class 2A1, 4.25% (1 mo. Term SOFR + 0.51%), 03/25/2036	238,070	19,965
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,125	392,934
Series 2007-1, Class 2A15, 4.22% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,576,539	533,999
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	979,487	267,161
Series 2007-HF1, Class 1A1, 3.96%, 10/25/2047 (b)	584,231	492,853
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.19% (1 mo. Term SOFR + 0.45%), 06/25/2036	476,364	446,971
Series 2006-FRE2, Class A5, 4.33% (1 mo. Term SOFR + 0.59%), 03/25/2036	216,471	128,483
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	416,206	352,114
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	165,087	162,441
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	546,008	291,118
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 6.37%, 10/25/2032 (b)	195,112	189,024
Mastr Specialized Loan Trust, Series 2005-2, Class M4, 6.11% (1 mo. Term SOFR + 2.38%), 07/25/2035 (a)	901,537	991,051
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 4.76%, 10/20/2029 (b)	323,200	315,626
Series 2000-TBC2, Class A1, 4.34% (1 mo. Term SOFR + 0.59%), 06/15/2030	110,763	108,938
Series 2000-TBC3, Class A1, 4.30% (1 mo. Term SOFR + 0.55%), 12/15/2030	76,299	74,756
Meritage Mortgage Loan Trust, Series 2004-1, Class M1, 4.60% (1 mo. Term SOFR + 0.86%), 07/25/2034 (e)	257,801	242,816
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2C, 4.31% (1 mo. Term SOFR + 0.57%), 01/25/2037	3,571,057	1,071,413
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 1A, 5.55% (1 mo. Term SOFR + 1.81%), 10/25/2037	2,637,147	1,618,175
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 6.01% (1 yr. CMT Rate + 2.40%), 08/25/2036	425,968	368,131
Series 2007-3, Class 2A1, 4.61%, 06/25/2037 (b)	865,059	493,390
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 4.90% (1 mo. Term SOFR + 1.16%), 07/25/2034	40,062	39,882
Series 2004-A4, Class A2, 5.11%, 08/25/2034 (b)	161,162	153,435
Series 2005-A10, Class A, 4.27% (1 mo. Term SOFR + 0.53%), 02/25/2036	1,857,593	1,838,500
Series 2005-A5, Class A3, 4.77%, 06/25/2035 (b)	250,656	246,676

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Merrill Lynch Mortgage Investors, Inc. (Continued)
Series 2005-A9, Class 2A1E, 5.63%, 12/25/2035 (b)	184,179	176,815
Series 2006-AR1, Class A1, 4.18% (1 mo. Term SOFR + 0.44%), 03/25/2037 (a)	466,334	148,255
Series 2006-RM2, Class A1A, 4.22% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,369,865	2,052,547
Series 2006-RM3, Class A1B, 4.23% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	162,323
MFRA Trust, Series 2023-NQM4, Class A1, 6.11%, 12/25/2068 (a)(c)	722,904	728,696
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 4.63% (1 mo. Term SOFR + 0.89%), 03/25/2028	13,240	11,575
Series 2003-C, Class A1, 4.51% (1 mo. Term SOFR + 0.77%), 06/25/2028	225,706	210,330
Series 2003-D, Class A, 4.47% (1 mo. Term SOFR + 0.73%), 08/25/2028	199,972	185,407
Series 2003-E, Class A1, 4.47% (1 mo. Term SOFR + 0.73%), 10/25/2028	94,707	90,270
Series 2003-F, Class A3, 6.26%, 10/25/2028 (b)	83,944	82,988
Series 2003-H, Class A1, 4.49% (1 mo. Term SOFR + 0.75%), 01/25/2029	197,398	174,508
Series 2004-A, Class B1, 4.60% (1 mo. Term SOFR + 0.86%), 04/25/2029	54,454	33,624
Series 2004-G, Class A1, 4.41% (1 mo. Term SOFR + 0.67%), 01/25/2030	22,032	20,864
Series 2005-3, Class 2A, 5.27%, 11/25/2035 (b)	9,128	8,925
Series 2006-1, Class 2A1, 5.35%, 02/25/2036 (b)	218,928	213,647
Series 2006-2, Class 2A, 5.84%, 05/25/2036 (b)	23,738	23,351
Series 2006-3, Class 2A1, 5.94%, 10/25/2036 (b)	582,090	488,223
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.25% (1 mo. Term SOFR + 5.51%), 09/25/2033	94,530	112,870
Series 2004-HE6, Class M2, 4.75% (1 mo. Term SOFR + 1.01%), 08/25/2034	111,928	111,386
Series 2004-HE6, Class M3, 4.82% (1 mo. Term SOFR + 1.09%), 08/25/2034	58,944	56,736
Series 2004-NC5, Class M1, 4.75% (1 mo. Term SOFR + 1.01%), 05/25/2034	896,634	874,711
Series 2005-HE1, Class M2, 4.55% (1 mo. Term SOFR + 0.82%), 12/25/2034	222,164	221,115
Series 2005-NC1, Class M5, 4.94% (1 mo. Term SOFR + 1.21%), 01/25/2035 (e)	57,900	54,716
Series 2006-HE6, Class A2FP, 3.97% (1 mo. Term SOFR + 0.23%), 09/25/2036	153,688	52,841
Series 2007-HE7, Class A2C, 5.10% (1 mo. Term SOFR + 1.36%), 07/25/2037	2,105,000	1,880,720
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 4.78%, 07/25/2034 (b)	131,409	121,928
Series 2005-10, Class 1A1, 4.55% (1 mo. Term SOFR + 0.81%), 12/25/2035	328,905	186,739
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	22,843	14,276
Series 2005-4, Class 4A, 4.53%, 08/25/2035 (b)	34,442	15,224
Series 2005-6AR, Class 3A2, 5.23%, 11/25/2035 (b)	521,979	456,206
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	107,327	94,034
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,630	181,821
Series 2006-16AX, Class 1A, 4.19% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,762,243	420,976
Series 2006-16AX, Class 2A2, 4.19% (1 mo. Term SOFR + 0.45%), 11/25/2036	4,697,049	1,286,389
Series 2006-17XS, Class A6, 6.08%, 10/25/2046 (c)	2,081,846	469,541
Series 2006-2, Class 6A, 6.50%, 02/25/2036	347,766	136,136
Series 2006-3AR, Class 2A3, 4.58%, 03/25/2036 (b)	600,148	323,216
Series 2006-7, Class 4A2, 4.60% (1 mo. Term SOFR + 0.86%), 06/25/2036	2,944,345	996,995
Series 2006-7, Class 5A2, 5.96%, 06/25/2036 (b)	37,090	9,199
Series 2006-8AR, Class 3A, 4.22%, 06/25/2036 (b)	519,089	370,932
Series 2006-8AR, Class 3B1, 6.07%, 06/25/2036 (b)	11,283	7,844
Series 2006-8AR, Class 4A2, 6.50%, 06/25/2036 (b)	9,022	8,077
Series 2007-10XS, Class A19, 6.00%, 02/25/2037 (b)	549,283	182,924
Series 2007-14AR, Class 3A3, 4.35%, 10/25/2037 (b)	314,431	297,207
Series 2007-15AR, Class 1A1, 3.93%, 11/25/2037 (b)	1,369,069	1,138,461
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046 (c)	5,377,067	1,344,570
Series 2007-2AX, Class 2A1, 4.03% (1 mo. Term SOFR + 0.29%), 12/25/2036	860,990	292,352
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047 (c)	1,615,376	528,216
Series 2007-7AX, Class 2A1, 4.09% (1 mo. Term SOFR + 0.35%), 04/25/2037	9,903,802	2,610,069
Series 2007-7AX, Class 2A3, 4.57% (1 mo. Term SOFR + 0.83%), 04/25/2037	195,150	51,589
Series 2007-7AX, Class 2A4, 4.49% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	444,066
Series 2007-7AX, Class 2A6, 4.49% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	111,528
Series 2007-8XS, Class A1, 5.75%, 04/25/2037 (b)	1,732,817	829,795
Morgan Stanley Reremic Trust
Series 2010-R3, Class 3C, 4.55% (1 mo. Term SOFR + 0.35%), 06/26/2036 (a)	6,013,819	5,145,662
Series 2010-R5, Class 3B, 3.20%, 03/26/2037 (a)(c)	227,638	239,049
Series 2013-R3, Class 6B2, 4.15%, 12/26/2036 (a)(b)	296,082	260,817
Series 2015-R2, Class 1B, 4.02% (MTA + 0.71%), 12/27/2046 (a)	794,748	720,422

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 4.33% (1 mo. Term SOFR + 0.45%), 04/16/2036 (a)	4,620,225	3,637,364
MortgageIT Trust
Series 2005-3, Class A1, 4.45% (1 mo. Term SOFR + 0.71%), 08/25/2035	56,804	57,023
Series 2006-1, Class 1A1, 4.31% (1 mo. Term SOFR + 0.57%), 04/25/2036	237,406	228,897
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 5.97%, 10/25/2036 (b)	1,498,398	263,164
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 5.95% (1 mo. Term SOFR + 2.21%), 03/25/2032	65,615	65,867
Series 2003-A, Class A, 3.21% (1 mo. Term SOFR + 0.83%), 10/25/2033 (a)	354,036	363,228
Series 2004-2, Class A4, 4.95% (1 mo. Term SOFR + 1.21%), 08/25/2034	281,548	281,539
Series 2004-4, Class M2, 4.64% (1 mo. Term SOFR + 0.91%), 02/25/2035	1,453	2,716
Series 2005-A, Class A5, 4.59%, 08/25/2035 (c)	1,367,081	1,230,232
Series 2005-A, Class A6, 4.59%, 08/25/2035 (c)	43,907	42,604
Series 2006-S1, Class A1, 4.19% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,272,636	212,906
New Residential Mortgage Loan Trust 2024-NQM1, Series 2024-RPL1, Class A, 3.80%, 01/25/2064 (a)(b)	225,097	214,900
New York Mortgage Trust, Series 2006-1, Class 2A2, 4.79%, 05/25/2036 (b)	25,030	20,331
Nomura Asset Acceptance Corp.
Series 2006-AR4, Class A1A, 4.19% (1 mo. Term SOFR + 0.45%), 12/25/2036	167,148	154,727
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047 (c)	713,357	651,309
Series 2007-1, Class 1A3, 6.46%, 03/25/2047 (c)	220,384	208,464
Series 2007-2, Class A1B, 6.02%, 06/25/2037 (b)	946,225	843,280
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036 (c)	1,396,336	235,776
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.46%, 12/26/2035 (a)(b)	2,512,540	804,739
Series 2014-1R, Class 1A13, 1.43% (1 mo. Term SOFR + 0.27%), 10/26/2036 (a)(e)	1,319,548	1,073,452
Series 2015-10R, Class 1A2, 0.00%, 12/25/2036 (a)(b)	1,343,926	1,102,945
Novastar Home Equity Loan
Series 2003-1, Class A2, 4.63% (1 mo. Term SOFR + 0.89%), 05/25/2033	28,587	28,205
Series 2006-3, Class A2C, 4.17% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,135,742	1,904,654
Series 2006-5, Class A2B, 4.09% (1 mo. Term SOFR + 0.35%), 11/25/2036	914,483	275,517
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	15,142	14,569
Series 1999-C, Class A2, 7.48%, 08/15/2027	869,665	628,293
Series 1999-D, Class M1, 8.00%, 11/15/2029 (b)	930,311	985,651
OBX 2024-NQM4 Trust, Series 2024-NQM9, Class A1, 6.03%, 01/25/2064 (a)(c)	2,507,923	2,540,654
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063 (a)(c)	17,526,308	17,522,799
Series 2023-NQM6, Class A1, 6.52%, 07/25/2063 (a)(c)	224,532	225,598
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (a)(c)	1,248,574	1,263,838
Series 2024-NQM1, Class A1, 5.93%, 11/25/2063 (a)(c)	664,835	669,061
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064 (a)(b)	625,626	629,272
Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(c)	17,839,539	17,957,430
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037 (c)	1,674,959	1,446,108
Origen Manufactured Housing, Series 2002-A, Class M2, 8.85%, 05/15/2032 (b)	163,220	166,501
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 4.17% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,269,107	560,550
PHH Alternative Mortgage Trust
Series 2007-2, Class 1A4, 4.45% (1 mo. Term SOFR + 0.71%), 05/25/2037	648,379	586,573
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	1,571,112	1,381,884
Series 2007-2, Class 3A1, 6.00%, 05/25/2037	198,810	185,581
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.43%, 06/18/2037 (b)	6,699	6,643
Popular ABS, Inc.
Series 2002-5, Class M1, 5.80%, 11/25/2032 (c)	334,064	362,326
Series 2004-3, Class M2, 3.72%, 07/25/2034 (c)	667,699	570,180
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	107,064	103,738
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	73,746	67,524
Series 2006-1, Class 3A1, 4.20% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,154,044	842,390
Series 2006-1, Class 3A2, 3.30% (-1 x 1 mo. Term SOFR + 7.04%), 06/25/2036 (d)(f)	1,154,044	161,802
Series 2006-2, Class 1A21, 4.18% (1 mo. Term SOFR + 0.44%), 11/25/2036	1,502,651	1,381,585
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035 (a)	7,085,228	6,585,797
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035 (a)	3,725,174	3,183,813

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Prime Mortgage Trust (Continued)
Series 2007-1, Class A2, 6.00%, 03/25/2037	1,915,963	1,733,723
PRPM LLC, Series 2023-NQM2, Class A1, 6.25%, 08/25/2068 (a)(c)	760,941	764,556
RAAC Series
Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	86,043	85,586
Series 2005-SP2, Class 2A, 4.45% (1 mo. Term SOFR + 0.71%), 06/25/2044	570,901	529,444
RALI Trust
Series 2004-QA6, Class NB1, 1.36%, 12/26/2034 (b)	527,293	230,179
Series 2005-QA7, Class A1, 4.58%, 07/25/2035 (b)	1,774,655	1,272,475
Series 2005-QA8, Class CB21, 5.13%, 07/25/2035 (b)	720,122	359,181
Series 2005-QA9, Class CB11, 4.50%, 08/25/2035 (b)	87,701	78,250
Series 2005-QO1, Class A1, 4.15% (1 mo. Term SOFR + 0.41%), 08/25/2035	1,526,040	1,050,727
Series 2005-QS10, Class 3A1, 4.35% (1 mo. Term SOFR + 0.61%), 08/25/2035	253,888	172,749
Series 2005-QS10, Class 3A2, 1.15% (-1 x 1 mo. Term SOFR + 4.89%), 08/25/2035 (d)(f)	253,888	15,082
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,203,747	877,352
Series 2005-QS11, Class A3, 1.15% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035 (d)(f)	353,439	21,395
Series 2005-QS12, Class A11, 8.84% (-11 x 1 mo. Term SOFR + 49.89%), 08/25/2035 (e)(f)	73,590	72,855
Series 2005-QS12, Class A8, 4.20% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,595,452	2,090,800
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,648,100	1,416,189
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,341,331	972,492
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	707,573	625,096
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,644,264	1,452,602
Series 2005-QS16, Class A1, 4.55% (1 mo. Term SOFR + 0.81%), 11/25/2035	795,807	661,472
Series 2005-QS16, Class A2, 0.95% (-1 x 1 mo. Term SOFR + 4.69%), 11/25/2035 (d)(f)	795,669	34,383
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,205,280	1,030,507
Series 2006-QA3, Class A2, 4.45% (1 mo. Term SOFR + 0.71%), 04/25/2036	1,672,551	1,507,232
Series 2006-QA5, Class 1A1, 4.21% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,411,735	1,396,534
Series 2006-QA5, Class 1A3, 4.29% (1 mo. Term SOFR + 0.55%), 07/25/2036	25,467	8,107
Series 2006-QA6, Class A1, 4.23% (1 mo. Term SOFR + 0.49%), 07/25/2036	223,407	209,020
Series 2006-QA9, Class A1, 4.21% (1 mo. Term SOFR + 0.47%), 11/25/2036	44,650	22,298
Series 2006-QO10, Class A1, 4.17% (1 mo. Term SOFR + 0.43%), 01/25/2037	3,066,892	2,802,147
Series 2006-QO2, Class A1, 4.29% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,171,867
Series 2006-QO4, Class 2A1, 4.23% (1 mo. Term SOFR + 0.49%), 04/25/2046	1,035,996	987,410
Series 2006-QO7, Class 1A1, 4.83% (MTA + 0.80%), 09/25/2046	885,418	745,631
Series 2006-QO7, Class 3A2, 4.26% (1 mo. Term SOFR + 0.52%), 09/25/2046	365,695	367,200
Series 2006-QS1, Class A6, 13.37% (-8 x 1 mo. Term SOFR + 41.98%), 01/25/2036 (f)	56,077	63,868
Series 2006-QS12, Class 2A15, 4.35% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,092,497	808,718
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	217,005	174,274
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	453,641	365,347
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	96,245	84,638
Series 2006-QS16, Class A9, 6.00%, 11/25/2036	82,997	66,836
Series 2006-QS17, Class A2, 2.80% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036 (d)(f)	1,370,743	166,554
Series 2006-QS18, Class 2A1, 4.30% (1 mo. Term SOFR + 0.56%), 12/25/2036	14,817,631	10,962,851
Series 2006-QS2, Class 1A10, 4.35% (1 mo. Term SOFR + 0.61%), 02/25/2036	2,588,241	2,027,970
Series 2006-QS2, Class 1A14, 4.55% (1 mo. Term SOFR + 0.81%), 02/25/2036	448,753	356,088
Series 2006-QS2, Class 1A17, 4.33% (1 mo. Term SOFR + 0.59%), 02/25/2036	3,403,040	2,663,000
Series 2006-QS2, Class 1A2, 4.35% (1 mo. Term SOFR + 0.61%), 02/25/2036	1,294,493	1,014,277
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036 (d)	202,356	34,264
Series 2006-QS3, Class 1A9, 1.75% (-1 x 1 mo. Term SOFR + 5.49%), 03/25/2036 (d)(f)	450,135	32,862
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036 (g)	444,705	227,110
Series 2006-QS4, Class A12, 4.35% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,672,294	1,245,039
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	362,225	296,603
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036 (f)	106,679	90,048
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	386,852	318,316
Series 2006-QS6, Class 1A11, 4.55% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,167,197	899,422
Series 2006-QS6, Class 1A13, 6.00%, 06/25/2036	461,473	379,736
Series 2006-QS6, Class 1A15, 6.00%, 06/25/2036	336,305	276,738
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	183,709	148,927
Series 2006-QS6, Class 1A9, 4.45% (1 mo. Term SOFR + 0.71%), 06/25/2036	1,864,380	1,427,236
Series 2006-QS7, Class A1, 6.00%, 06/25/2036	52,361	42,943
Series 2006-QS7, Class A3, 6.00%, 06/25/2036	209,676	171,963
Series 2006-QS7, Class A5, 1.75% (-1 x 1 mo. Term SOFR + 5.49%), 06/25/2036 (d)(f)	1,382,255	110,312

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
RALI Trust (Continued)
Series 2006-QS8, Class A4, 4.30% (1 mo. Term SOFR + 0.56%), 08/25/2036	1,203,532	937,519
Series 2006-QS9, Class 1A1, 4.25% (1 mo. Term SOFR + 0.51%), 07/25/2036	317,760	230,504
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	183,096	147,910
Series 2006-QS9, Class 1A8, 4.50% (1 mo. Term SOFR + 0.76%), 07/25/2036	651,360	480,248
Series 2007-QH8, Class A, 5.01%, 10/25/2037 (b)	898,403	713,289
Series 2007-QH9, Class A1, 4.08%, 11/25/2037 (b)	310,131	258,429
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	226,054	181,205
Series 2007-QS1, Class 1A2, 1.60% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037 (d)(f)	4,656,907	389,860
Series 2007-QS1, Class 1A5, 4.40% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,729,752	2,031,691
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,227,097	940,505
Series 2007-QS1, Class 2A2, 4.21% (1 mo. Term SOFR + 0.47%), 01/25/2037	510,623	346,787
Series 2007-QS1, Class 2A9, 2.85% (-1 x 1 mo. Term SOFR + 6.59%), 01/25/2037 (d)(f)	1,181,477	173,663
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037 (g)	708,900	297,993
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	14,084	11,791
Series 2007-QS2, Class A3, 6.00%, 01/25/2037	287,129	234,185
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,110,519	927,584
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	765,900	635,567
Series 2007-QS6, Class A13, 22.95% (-8 x 1 mo. Term SOFR + 54.05%), 04/25/2037 (f)	78,387	120,303
Series 2007-QS6, Class A2, 23.53% (-8 x 1 mo. Term SOFR + 54.63%), 04/25/2037 (f)	181,046	282,523
Series 2007-QS6, Class A77, 23.78% (-8 x 1 mo. Term SOFR + 54.88%), 04/25/2037 (f)	50,719	79,726
Series 2007-QS7, Class 1A5, 4.25% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,764,865	1,353,367
Series 2007-QS7, Class 1A7, 4.40% (1 mo. Term SOFR + 0.66%), 05/25/2037	445,385	345,062
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	762,156	277,479
Series 2007-QS8, Class A1, 4.25% (1 mo. Term SOFR + 0.51%), 06/25/2037	6,411,156	4,742,462
Series 2007-QS8, Class A3, 4.45% (1 mo. Term SOFR + 0.71%), 06/25/2037	1,829,089	1,372,879
Series 2007-QS8, Class A8, 6.00%, 06/25/2037	232,856	191,592
Series 2007-QS9, Class A33, 6.50%, 07/25/2037	2,667,611	2,207,786
Series 2008-QR1, Class 1A4, 6.00%, 08/25/2036	204,061	166,141
RAMP Trust, Series 2003-RS9, Class MII2, 4.97% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	396,086
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035 (a)(b)	413,275	344,646
Series 2008-B, Class A1, 6.00%, 06/25/2037 (a)	10,682,600	9,842,662
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 4.54%, 03/25/2036 (a)(b)	296,987	197,429
Series 2009-5, Class 13A3, 4.49% (1 mo. Term SOFR + 0.61%), 08/26/2037 (a)	2,414,606	1,009,090
Series 2009-5, Class 4A3, 4.57% (1 mo. Term SOFR + 0.61%), 10/26/2036 (a)	5,599,440	1,371,135
Series 2009-6, Class 9A3, 4.52% (1 mo. Term SOFR + 0.56%), 11/26/2036 (a)	2,140,815	461,065
Series 2009-7, Class 15A3, 4.47% (1 mo. Term SOFR + 0.51%), 01/26/2046 (a)(e)	4,390,306	1,163,431
Series 2010-2, Class 3A2, 4.15%, 12/26/2036 (a)(b)	419,947	398,194
Series 2010-9, Class 7A6, 6.00%, 05/26/2037 (a)(b)	1,005,536	398,222
Series 2013-4, Class 1A2, 5.57% (1 mo. Term SOFR + 1.61%), 12/26/2037 (a)	702,469	607,800
Renaissance Home Equity Loan Trust
Series 2003-2, Class A, 3.38% (1 mo. Term SOFR + 0.99%), 08/25/2033	1,679,522	1,545,249
Series 2003-2, Class M1, 3.38% (1 mo. Term SOFR + 1.35%), 08/25/2033	217,467	198,401
Series 2003-4, Class A3, 5.09% (1 mo. Term SOFR + 1.35%), 03/25/2034	164,719	151,192
Series 2004-1, Class M4, 6.55% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	184,245
Series 2004-2, Class M1, 6.41%, 07/25/2034 (c)	323,205	290,106
RESI Finance LP, Series 2003-D, Class B3, 5.19% (1 mo. Term SOFR + 1.41%), 12/10/2035 (a)(e)	18,964	8,079
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	318,874	285,581
Series 2004-A4, Class A11, 5.50%, 08/25/2034	72,303	70,148
Series 2004-A4, Class A13, 4.40% (1 mo. Term SOFR + 0.66%), 08/25/2034	434,671	391,456
Series 2005-A10, Class A4, 5.50%, 09/25/2035	321,145	134,299
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,583,094	2,162,445
Series 2005-A12, Class A6, 4.35% (1 mo. Term SOFR + 0.61%), 11/25/2035	1,029,748	497,550
Series 2005-A15, Class 1A1, 5.75%, 02/25/2036	4,277,637	4,402,868
Series 2005-A15, Class 2A10, 4.30% (1 mo. Term SOFR + 0.56%), 02/25/2036	8,157,013	2,213,251
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	738,547	274,298
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,294,985	620,717
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	732,534	255,179
Series 2005-A8CB, Class A1, 4.35% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,148,376	507,793

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Residential Asset Securitization Trust (Continued)
Series 2005-A8CB, Class A13, 4.35% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,161,309	515,854
Series 2005-A9, Class A4, 5.50%, 07/25/2035	104,672	33,648
Series 2006-A10, Class A4, 6.50%, 09/25/2036	571,531	162,983
Series 2006-A10, Class A5, 6.50%, 09/25/2036	987,949	281,733
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,137,483	2,320,560
Series 2006-A14C, Class 1A1, 6.25%, 12/25/2036	1,759,322	1,227,715
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,031,646	1,106,690
Series 2006-A14C, Class 2A6, 4.30% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,640,407	1,093,624
Series 2006-A14C, Class 2A7, 2.70% (-1 x 1 mo. Term SOFR + 6.44%), 12/25/2036 (d)(f)	2,726,284	335,723
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,717,154	614,116
Series 2006-A2, Class A7, 6.00%, 01/25/2046	937,721	334,861
Series 2006-A6, Class 1A12, 3.25% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036 (d)(f)	4,929,266	546,954
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,666,348	827,031
Series 2006-A7CB, Class 2A5, 4.10% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,536	67,779
Series 2006-A8, Class 1A2, 4.15% (1 mo. Term SOFR + 0.41%), 08/25/2036	184,780	104,773
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	10,749
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,583,958	728,788
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	906,035	227,148
Series 2006-A8, Class 2A6, 2.05% (-1 x 1 mo. Term SOFR + 5.79%), 08/25/2036 (d)(f)	9,135,752	772,970
Series 2006-A8, Class 3A8, 4.60% (1 mo. Term SOFR + 0.86%), 08/25/2036	507,862	161,380
Series 2007-A1, Class A6, 3.21% (-1 x 1 mo. Term SOFR + 6.94%), 03/25/2037 (d)(f)	2,892,151	451,267
Series 2007-A1, Class A8, 6.00%, 03/25/2037	303,947	92,490
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,595,952	791,119
Series 2007-A3, Class 1A1, 4.30% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,938,798	654,379
Series 2007-A3, Class 2A1, 4.16% (1 mo. Term SOFR + 0.42%), 04/25/2037	17,258,164	3,134,354
Series 2007-A3, Class PO, 0.00%, 04/25/2037 (g)	85,339	61,697
Series 2007-A5, Class 1A3, 4.23% (1 mo. Term SOFR + 0.49%), 05/25/2037	23,613,703	2,683,490
Series 2007-A5, Class 1A4, 2.25% (-1 x 1 mo. Term SOFR + 5.99%), 05/25/2037 (d)(f)	20,253,496	1,267,737
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,446,375	713,570
Series 2007-A7, Class A6, 6.00%, 07/25/2037	362,153	130,179
Series 2007-A8, Class 1A2, 6.00%, 08/25/2037	210,925	96,974
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,349,822	3,080,286
Resmae Mortgage Loan Trust
Series 2006-1, Class A2B, 4.15% (1 mo. Term SOFR + 0.41%), 02/25/2036 (a)	2,844,903	978,221
Series 2006-1, Class A2C, 4.25% (1 mo. Term SOFR + 0.51%), 02/25/2036 (a)	5,598,258	1,924,859
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.89%, 06/25/2035 (b)	381,796	362,897
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,737,778	1,417,236
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	97,283	83,269
Series 2006-S7, Class A9, 6.50%, 08/25/2036	257,712	221,106
Series 2006-S8, Class A13, 4.20% (1 mo. Term SOFR + 0.46%), 09/25/2036	832,251	583,638
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	281,296	196,552
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,175	13,628
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,100,546	860,111
Series 2007-SA1, Class 2A2, 4.87%, 02/25/2037 (b)	118,539	76,567
Series 2007-SA3, Class 2A1, 5.10%, 07/27/2037 (b)	1,173,110	850,115
Rithm Capital Corp., Series 2023-NQM1, Class A1A, 6.86%, 10/25/2063 (a)(c)	715,835	723,803
Sail Net Interest Margin Notes, Series 2003-BC8, Class M1, 4.90% (1 mo. Term SOFR + 1.16%), 08/25/2033	75,124	71,413
Saxon Asset Securities Trust, Series 2004-1, Class A, 1.43% (1 mo. Term SOFR + 0.65%), 03/25/2035	1,965,582	1,757,966
Securitized Asset Backed Receivables LLC
Series 2004-OP2, Class M2, 5.42% (1 mo. Term SOFR + 1.69%), 08/25/2034	452,708	451,749
Series 2005-EC1, Class M3, 4.85% (1 mo. Term SOFR + 1.12%), 01/25/2035	187,157	244,744
Series 2006-HE1, Class A2B, 4.03% (1 mo. Term SOFR + 0.29%), 07/25/2036	663,040	214,744
Series 2007-BR1, Class A2A, 4.07% (1 mo. Term SOFR + 0.33%), 02/25/2037	140,259	52,422
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037 (a)(b)	287,870	108,100
Sequoia Mortgage Trust
Series 10, Class 1A, 4.65% (1 mo. Term SOFR + 0.91%), 10/20/2027	25,196	23,987
Series 2003-3, Class A1, 4.51% (1 mo. Term SOFR + 0.77%), 07/20/2033	1,147,073	1,075,850
Series 2003-4, Class 2A1, 4.55% (1 mo. Term SOFR + 0.81%), 07/20/2033	3,321	3,335
Series 2004-6, Class A2, 4.41% (1 mo. Term SOFR + 0.67%), 07/20/2034	9,949	9,985
Series 2004-6, Class A3A, 4.64% (6 mo. Term SOFR + 1.02%), 07/20/2034	77,002	71,859

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Sequoia Mortgage Trust (Continued)
Series 2007-3, Class 2BA1, 4.22%, 07/20/2037 (b)	91	72
Series 2013-9, Class AP, 0.00%, 07/25/2043 (a)(g)	350,102	250,682
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)	38,481	35,047
Series 9, Class 1A, 4.55% (1 mo. Term SOFR + 0.81%), 09/20/2032	54,769	54,078
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	15,458	14,473
Series 2020-2, Class A2, 1.59%, 05/25/2065 (a)(b)	60,696	56,876
Soundview Home Equity Loan Trust
Series 2001-2, Class AF, 6.50%, 03/25/2030 (c)	70,736	69,397
Series 2006-3, Class A4, 4.35% (1 mo. Term SOFR + 0.61%), 11/25/2036	2,331,263	2,231,264
Series 2006-OPT3, Class 2A4, 4.35% (1 mo. Term SOFR + 0.61%), 06/25/2036	24,592	24,481
Series 2006-OPT5, Class 2A4, 4.33% (1 mo. Term SOFR + 0.59%), 07/25/2036	3,400,777	3,164,473
Series 2007-OPT2, Class 2A3, 4.03% (1 mo. Term SOFR + 0.29%), 07/25/2037	5,027,499	4,623,753
Series 2007-OPT4, Class 2A3, 4.95% (1 mo. Term SOFR + 1.21%), 09/25/2037	300,408	256,574
Specialty Underwriting & Residential Finance
Series 2003-BC2, Class M1, 4.97% (1 mo. Term SOFR + 1.24%), 06/25/2034	429,852	426,951
Series 2006-BC3, Class A2C, 4.15% (1 mo. Term SOFR + 0.41%), 06/25/2037	77,412	46,352
Series 2006-BC4, Class A2B, 4.07% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,638,064	556,557
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-14, Class 1A, 5.23%, 10/25/2034 (b)	101,411	96,856
Series 2004-17, Class A1, 4.17%, 11/25/2034 (b)	125,400	111,723
Series 2004-2, Class 4A1, 5.20%, 03/25/2034 (b)	124,077	119,206
Series 2004-7, Class A4, 4.64% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	405,313
Series 2005-12, Class 2A1, 5.59%, 06/25/2035 (b)	193,838	142,185
Series 2005-20, Class 1A1, 6.01%, 10/25/2035 (b)	464,545	430,415
Series 2005-21, Class 1A, 4.63%, 11/25/2035 (b)	335,111	214,923
Series 2005-8XS, Class M1, 4.49% (1 mo. Term SOFR + 0.76%), 04/25/2035	379,838	393,257
Series 2006-10, Class 2A1, 4.96%, 11/25/2036 (b)	380,056	287,348
Series 2006-11, Class 1A1, 4.17% (1 mo. Term SOFR + 0.43%), 12/25/2036	1,927,828	1,926,161
Series 2006-2, Class 5A1, 5.00%, 03/25/2036 (b)	695,738	552,152
Series 2006-4, Class 6A, 3.87%, 05/25/2036 (b)	3,776,644	2,107,788
Series 2006-8, Class 3A1, 4.31%, 09/25/2036 (b)	3,793,520	3,495,450
Series 2007-3, Class 2A1, 3.84%, 04/25/2047 (b)	200,265	186,006
Series 2007-5, Class 3A1, 4.80%, 06/25/2037 (b)	2,044,865	1,686,224
Series 2007-7, Class 1A1, 4.45% (1 mo. Term SOFR + 0.71%), 08/25/2037	729,554	737,380
Series 2008-1, Class A32, 4.44%, 10/25/2037 (b)	421,028	332,269
Structured Asset Investment Loan Trust
Series 2003-BC2, Class A2, 4.57% (1 mo. Term SOFR + 0.83%), 04/25/2033 (e)	53,073	53,179
Series 2004-5, Class M7, 6.85% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	456,298
Series 2004-8, Class A2, 4.40% (1 mo. Term SOFR + 0.66%), 09/25/2034	1,004,733	968,402
Series 2005-11, Class A7, 4.57% (1 mo. Term SOFR + 0.83%), 01/25/2036	269,048	261,395
Series 2006-2, Class A4, 4.45% (1 mo. Term SOFR + 0.71%), 04/25/2036	430,108	204,458
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 4.27% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	705,384
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A2, 4.55% (1 mo. Term SOFR + 0.81%), 03/19/2034	3,080	2,949
Series 2004-AR4, Class 3A1, 6.36%, 12/19/2034 (b)	165,299	164,625
Series 2004-AR5, Class 1A1, 4.51% (1 mo. Term SOFR + 0.77%), 10/19/2034	5,526	5,352
Series 2005-AR8, Class A2, 6.23% (MTA + 1.48%), 02/25/2036	774,466	668,533
Series 2006-AR1, Class 3A1, 4.31% (1 mo. Term SOFR + 0.57%), 02/25/2036	1,332,051	1,106,789
Series 2006-AR3, Class 11A1, 4.27% (1 mo. Term SOFR + 0.53%), 04/25/2036	633,207	580,859
Series 2006-AR3, Class 12A1, 4.29% (1 mo. Term SOFR + 0.55%), 05/25/2036	517,183	433,389
Series 2006-AR3, Class 21A1, 4.25% (1 mo. Term SOFR + 0.51%), 02/25/2036	773,314	641,396
Series 2006-AR3, Class 22A1, 4.03%, 05/25/2036 (b)	283,553	117,817
Series 2006-AR5, Class 2A1, 4.27% (1 mo. Term SOFR + 0.53%), 05/25/2046	3,064,346	2,189,800
Series 2006-AR5, Class 4A1, 4.29% (1 mo. Term SOFR + 0.55%), 05/25/2046	308,291	108,820
Series 2006-AR6, Class 2A1, 4.23% (1 mo. Term SOFR + 0.49%), 07/25/2046	1,789,032	1,271,370
Series 2006-AR7, Class A1A, 4.27% (1 mo. Term SOFR + 0.53%), 08/25/2036	17,965,621	15,095,085
Series 2007-AR1, Class 1A1, 4.17% (1 mo. Term SOFR + 0.43%), 01/25/2037 (e)	269,434	227,268
Series 2007-AR3, Class 2A1, 4.23% (1 mo. Term SOFR + 0.49%), 09/25/2047	359,739	334,130

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Structured Asset Securities Corp.
Series 2003-22A, Class 3A, 5.86%, 06/25/2033 (b)	37,759	36,272
Series 2004-6XS, Class M1, 5.67%, 03/25/2034 (c)	220,063	216,450
Series 2004-SC1, Class A, 7.01%, 12/25/2029 (a)(b)	938,302	740,794
Series 2006-S3, Class A1, 4.11% (1 mo. Term SOFR + 0.37%), 09/25/2036	939,806	230,418
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 5.89%, 04/25/2037 (b)	217,879	116,059
Series 2007-4, Class 2A1, 4.71%, 10/25/2037 (b)	111,209	82,056
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	811,723	757,550
SunTrust Alternative Loan Trust 2006-1F, Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,174,721	411,109
TBW Mortgage Backed Pass Through Certificates
Series 2006-1, Class 1A4, 5.50%, 04/25/2036	1,568,843	409,153
Series 2006-2, Class DX, 6.00%, 07/25/2036 (d)	589,789	67,482
Series 2006-3, Class 1A, 6.00%, 07/25/2036	626,955	231,765
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	921,171	263,097
Series 2006-3, Class 4A3, 3.25% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036 (d)(f)	11,067,275	448,181
Series 2006-5, Class A4, 6.70%, 11/25/2036 (c)	9,215,000	1,554,316
Series 2007-2, Class A6A, 6.51%, 07/25/2037 (c)	1,522,175	557,832
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 4.59% (1 mo. Term SOFR + 0.85%), 10/25/2034 (a)	276,842	273,291
Series 2004-7HE, Class A1, 4.95% (1 mo. Term SOFR + 1.21%), 07/25/2034 (a)	687,827	673,756
Series 2004-9HE, Class A3, 4.85% (1 mo. Term SOFR + 1.11%), 09/25/2034 (a)	724,789	694,093
Series 2006-9HGA, Class A3, 4.26% (1 mo. Term SOFR + 0.67%), 10/25/2037 (a)	891,451	264,370
Thornburg Mortgage Securities Trust
Series 2004-4, Class 1A, 4.43% (1 mo. Term SOFR + 0.69%), 12/25/2044	133,299	125,441
Series 2005-1, Class A2, 4.92%, 04/25/2045 (b)	134,516	133,555
Series 2007-3, Class 2A1, 5.41% (12 mo. Term SOFR + 1.97%), 06/25/2047	204,012	201,119
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048 (a)(b)	90,626	86,223
Verus Securitization Trust
Series 2023-2, Class B1, 7.42%, 03/25/2068 (a)(b)	1,744,000	1,745,104
Series 2023-3, Class A2, 6.44%, 03/25/2068 (a)(c)	154,760	154,769
Series 2023-4, Class A1, 5.81%, 05/25/2068 (a)(c)	2,345,669	2,346,344
Series 2023-5, Class A1, 6.48%, 06/25/2068 (a)(c)	1,356,056	1,360,850
Series 2023-7, Class A1, 7.07%, 10/25/2068 (a)(c)	9,582,861	9,703,664
Series 2023-8, Class A1, 6.26%, 12/25/2068 (a)(c)	5,865,816	5,921,087
Series 2023-INV3, Class A1, 6.88%, 11/25/2068 (a)(b)	4,600,971	4,665,049
Series 2024-1, Class A1, 5.71%, 01/25/2069 (a)(c)	795,958	799,831
Series 2024-4, Class A1, 6.22%, 06/25/2069 (a)(c)	1,087,370	1,101,312
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 6.36%, 08/20/2035 (b)	326,070	320,015
WAMU Asset-Backed Certificates, Series 2007-HE4, Class 2A4, 4.10% (1 mo. Term SOFR + 0.36%), 07/25/2047	550,190	321,093
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 5.23% (MTA + 1.20%), 11/25/2042	65,312	61,923
Series 2002-AR2, Class A, 4.17% (Ent 11th COFI Repl + 1.25%), 02/27/2034	339,256	331,241
Series 2002-AR9, Class 1A, 5.43% (MTA + 1.40%), 08/25/2042	10,280	10,067
Series 2004-AR10, Class B1, 4.75% (1 mo. Term SOFR + 1.01%), 07/25/2044	836,668	795,459
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (b)	103,205	100,831
Series 2004-AR9, Class B1, 5.24%, 08/25/2034 (b)	113,003	105,930
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	17,223	17,482
Series 2005-AR12, Class 1A4, 4.51%, 10/25/2035 (b)	25,137	23,025
Series 2005-AR17, Class A1A1, 4.39% (1 mo. Term SOFR + 0.65%), 12/25/2045	687,836	639,280
Series 2005-AR17, Class A1B2, 4.67% (1 mo. Term SOFR + 0.93%), 12/25/2045	185,116	171,181
Series 2005-AR2, Class 2A1A, 4.47% (1 mo. Term SOFR + 0.73%), 01/25/2045	270,623	271,684
Series 2005-AR4, Class A5, 4.34%, 04/25/2035 (b)	259,668	251,995
Series 2006-AR1, Class 1A1A, 5.10% (MTA + 1.07%), 01/25/2046	365,733	331,403
Series 2006-AR12, Class 2A3, 3.67%, 10/25/2036 (b)	463,674	421,073
Series 2006-AR14, Class 1A4, 4.00%, 11/25/2036 (b)	197,543	177,851
Series 2006-AR14, Class 2A3, 3.86%, 11/25/2036 (b)	605,135	526,480
Series 2006-AR15, Class 2A, 5.53% (MTA + 1.50%), 11/25/2046	718,996	649,303
Series 2006-AR18, Class 1A1, 3.66%, 01/25/2037 (b)	56,576	49,099
Series 2006-AR18, Class 3A3, 3.48%, 01/25/2037 (b)	137,584	114,864
Series 2006-AR2, Class 1A1, 4.57%, 03/25/2036 (b)	913,707	827,881

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Wamu Mortgage Pass Through Certificates (Continued)
Series 2006-AR3, Class A1B, 5.03% (MTA + 1.00%), 02/25/2046	412,221	364,520
Series 2006-AR5, Class A12A, 5.01% (MTA + 0.98%), 06/25/2046	12,788	12,106
Series 2007-HY1, Class 1A1, 4.37%, 02/25/2037 (b)	245,807	219,418
Series 2007-HY4, Class 1A1, 3.67%, 04/25/2037 (b)(e)	100,721	86,746
Series 2007-HY5, Class 2A1, 3.41%, 05/25/2037 (b)	132,282	109,030
Series 2007-HY7, Class 4A1, 4.65%, 07/25/2037 (b)	63,303	57,552
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	845,459	813,109
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	288,720	270,423
Series 2005-3, Class 1CB3, 4.30% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,484,757	1,253,777
Series 2005-5, Class CB6, 4.45% (1 mo. Term SOFR + 0.71%), 07/25/2035	51,577	45,542
Series 2005-8, Class 1A6, 9.18% (-4 x 1 mo. Term SOFR + 22.86%), 10/25/2035 (f)	108,962	112,123
Series 2005-8, Class 3CB1, 6.00%, 10/25/2035	78,774	63,105
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	723,732	550,691
Series 2006-1, Class 5CB2, 5.75%, 02/25/2036	2,601,117	2,477,867
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	777,523	772,490
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	889,088	881,676
Series 2006-4, Class 3A5, 6.85%, 05/25/2036 (c)	525,903	465,667
Series 2006-5, Class 1A2, 6.00%, 07/25/2036	324,429	260,157
Series 2006-5, Class 1A5, 6.00%, 07/25/2036	305,918	245,313
Series 2006-5, Class 2CB2, 4.45% (1 mo. Term SOFR + 0.71%), 07/25/2036	424,438	272,316
Series 2006-5, Class 4A1, 6.00%, 06/25/2026 (e)	1,636,700	16
Series 2006-7, Class A3, 3.91%, 09/25/2036 (c)	2,349,505	610,540
Series 2006-8, Class A3A, 4.10%, 10/25/2036 (c)	318,649	131,767
Series 2006-AR10, Class A2A, 4.19% (1 mo. Term SOFR + 0.45%), 12/25/2036 (e)	307,359	248,961
Series 2006-AR3, Class A1A, 5.00% (MTA + 0.97%), 05/25/2046	44,560	40,019
Series 2006-AR5, Class 4A, 5.02% (MTA + 0.99%), 06/25/2046 (e)	86,367	68,878
Series 2007-2, Class 1A10, 2.83% (-1 x 1 mo. Term SOFR + 6.57%), 04/25/2037 (d)(f)	3,323,217	628,388
Series 2007-HY2, Class 1A1, 4.09%, 04/25/2037 (b)	7,782,133	3,968,981
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	759,623	753,329
Series 2005-AR2, Class 2A3, 4.55% (1 mo. Term SOFR + 0.81%), 01/25/2045	37,095	37,507
Series 2006-4, Class 3A3, 6.47%, 05/25/2036 (c)	170,115	150,684
Series 2006-AR7, Class 3A, 5.08% (MTA + 1.05%), 07/25/2046	3,013,039	2,791,937
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-AR3, Class 2A2, 4.59%, 06/25/2033 (b)	94,599	83,163
Series 2004-RA2, Class CB1, 7.00%, 07/25/2033 (b)	17,429	14,657
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 2A3, 5.50%, 02/25/2035	696,505	658,423
Series 2007-PA1, Class A8, 4.39% (1 mo. Term SOFR + 0.65%), 03/25/2037	684,224	556,556
Series 2007-PA2, Class 2A1, 4.28% (1 mo. Term SOFR + 0.54%), 06/25/2037	203,638	179,415
Series 2007-PA2, Class 2A2, 2.22% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037 (d)(f)	3,546,465	383,493
Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	172,138	151,988
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	930,599	821,665
Series 2007-PA3, Class 2A1, 6.00%, 07/25/2037	1,599,840	1,459,098
Series 2007-PA4, Class 1A1, 7.18%, 07/25/2037 (b)	375,735	354,244
Wells Fargo Mortgage Backed Securities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036	479,472	391,632
Series 2006-AR12, Class 2A1, 6.19%, 09/25/2036 (b)	76,422	73,482
Series 2006-AR14, Class 2A3, 6.50%, 10/25/2036 (b)	174,932	160,737
Series 2006-AR16, Class A1, 6.73%, 10/25/2036 (b)	204,370	192,942
Series 2006-AR5, Class 2A1, 6.67%, 04/25/2036 (b)	173,701	172,231
Series 2007-15, Class A1, 6.00%, 11/25/2037	520,259	509,873
Series 2007-AR3, Class A4, 6.24%, 04/25/2037 (b)	1,592,410	1,414,882
Series 2019-4, Class A17, 3.50%, 09/25/2049 (a)(b)	41,139	37,125
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.25% (1 mo. Term SOFR + 0.51%), 06/25/2037 (a)	75,419	23,082
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,187,087,858)		1,001,390,918

AGENCY MORTGAGE-BACKED SECURITIES - 30.7%	Par	Value
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 4.25% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,587,544	1,530,990

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Fannie Mae Grantor Trust (Continued)
Series 2002-T16, Class A4, 5.60%, 05/25/2042 (b)	14,978	14,885
Series 2002-T4, Class A3, 7.50%, 12/25/2041	109,169	117,275
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	42,664	43,183
Series 2002-W8, Class A2, 7.00%, 06/25/2042	109,956	115,699
Series 2003-W1, Class 1A1, 4.70%, 12/25/2042 (b)	964,778	974,055
Series 2003-W1, Class 2A, 5.06%, 12/25/2042 (b)	12,066	12,209
Series 2003-W4, Class 3A, 4.47%, 10/25/2042 (b)	98,844	100,604
Series 2003-W4, Class 4A, 5.08%, 10/25/2042 (b)	66,392	68,168
Series 2004-W14, Class 1AF, 4.39% (30 day avg SOFR US + 0.51%), 07/25/2044	1,385,101	1,343,269
Federal Home Loan Mortgage Corp.
Series 2380, Class CF, 4.70% (30 day avg SOFR US + 0.71%), 11/15/2031	47,507	47,581
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037 (g)	187,062	156,871
Series 261, Class PO, 0.00%, 05/15/2040 (g)	1,099,562	893,761
Series 264, Class F1, Pool S0-5783, 4.65% (30 day avg SOFR US + 0.66%), 07/15/2042	431,465	428,163
Series 2733, Class FB, 4.70% (30 day avg SOFR US + 0.71%), 10/15/2033	37,703	37,742
Series 277, Class F6, 4.55% (30 day avg SOFR US + 0.56%), 09/15/2042	939,336	927,689
Series 2770, Class LO, 0.00%, 03/15/2034 (g)	4,698	3,920
Series 2771, Class FM, 4.54% (30 day avg SOFR US + 0.51%), 03/15/2034	19,233	19,111
Series 2819, Class F, 4.50% (30 day avg SOFR US + 0.51%), 06/15/2034	28,152	28,066
Series 2916, Class AO, 0.00%, 01/15/2035 (g)	142,970	130,484
Series 3006, Class YF, 4.36% (30 day avg SOFR US + 0.37%), 07/15/2035	188,796	186,683
Series 3067, Class FA, 4.45% (30 day avg SOFR US + 0.46%), 11/15/2035	316,774	313,886
Series 3146, Class FP, 4.45% (30 day avg SOFR US + 0.46%), 04/15/2036	241,124	238,937
Series 3149, Class FB, 4.45% (30 day avg SOFR US + 0.46%), 05/15/2036	383,021	379,769
Series 3149, Class FH, 4.45% (30 day avg SOFR US + 0.46%), 05/15/2036	190,190	188,889
Series 3152, Class WF, 4.56% (30 day avg SOFR US + 0.57%), 02/15/2034	21,829	21,723
Series 319, Class F1, 4.55% (30 day avg SOFR US + 0.56%), 11/15/2043	647,665	639,315
Series 3210, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 09/15/2036	396,441	393,298
Series 3231, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 10/15/2036	176,842	175,472
Series 3232, Class KF, 4.55% (30 day avg SOFR US + 0.56%), 10/15/2036	86,409	85,841
Series 3236, Class EF, 4.40% (30 day avg SOFR US + 0.41%), 11/15/2036	15,923	15,749
Series 3236, Class KF, 4.40% (30 day avg SOFR US + 0.41%), 11/15/2036	130,089	128,615
Series 3240, Class AF, 4.45% (30 day avg SOFR US + 0.46%), 11/15/2036	445,312	439,510
Series 3240, Class FM, 4.45% (30 day avg SOFR US + 0.46%), 11/15/2036	445,096	440,766
Series 3242, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 11/15/2036	142,957	141,746
Series 325, Class PO, 0.00%, 03/15/2044 (g)	613,193	476,567
Series 327, Class PO, 0.00%, 03/15/2044 (g)	1,316,712	1,023,500
Series 3281, Class AF, 4.42% (30 day avg SOFR US + 0.43%), 02/15/2037	211,366	208,994
Series 3284, Class CF, 4.47% (30 day avg SOFR US + 0.48%), 03/15/2037	288,171	285,258
Series 3284, Class LF, 4.41% (30 day avg SOFR US + 0.42%), 03/15/2037	248,142	245,345
Series 3311, Class FN, 4.40% (30 day avg SOFR US + 0.41%), 05/15/2037	264,869	261,714
Series 3311, Class KF, 4.44% (30 day avg SOFR US + 0.45%), 05/15/2037	507,721	502,299
Series 3312, Class FN, 4.32% (30 day avg SOFR US + 0.33%), 07/15/2036	442,617	436,533
Series 3317, Class F, 4.50% (30 day avg SOFR US + 0.51%), 07/15/2036	338,019	335,385
Series 3320, Class FC, 4.27% (30 day avg SOFR US + 0.28%), 05/15/2037	12,111	12,056
Series 3355, Class AF, 4.60% (30 day avg SOFR US + 0.61%), 08/15/2037	1,168,530	1,162,649
Series 3378, Class FA, 4.68% (30 day avg SOFR US + 0.69%), 06/15/2037	6,037	6,025
Series 3404, Class AF, 4.95% (30 day avg SOFR US + 0.97%), 01/15/2038	43,648	43,952
Series 3423, Class PF, 4.80% (30 day avg SOFR US + 0.81%), 03/15/2038	13,090	13,102
Series 3501, Class FC, 5.25% (30 day avg SOFR US + 1.26%), 01/15/2039	778,748	792,583
Series 3567, Class F, 4.85% (30 day avg SOFR US + 1.36%), 02/15/2038	144,381	133,130
Series 3666, Class FC, 4.83% (30 day avg SOFR US + 0.84%), 05/15/2040	175,077	175,432
Series 3747, Class UF, 4.58% (30 day avg SOFR US + 0.59%), 10/15/2040	1,319,623	1,307,948
Series 3758, Class F, 4.57% (30 day avg SOFR US + 0.58%), 11/15/2040	911,688	904,717
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	60,604
Series 3786, Class SG, 1.30% (-2 x 30 day avg SOFR US + 9.27%), 01/15/2041 (f)	717,272	543,537
Series 3795, Class FA, 4.72% (30 day avg SOFR US + 0.73%), 01/15/2041	2,409,548	2,406,243
Series 3812, Class US, 1.10% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041 (f)	92,710	80,318
Series 3815, Class DS, 1.66% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041 (f)	250,624	245,109
Series 3822, Class FC, 4.51% (30 day avg SOFR US + 0.52%), 03/15/2041	398,885	395,706

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 3822, Class FY, 4.50% (30 day avg SOFR US + 0.51%), 02/15/2033	240,506	239,844
Series 3835, Class FO, 0.00%, 04/15/2041 (g)	2,942,655	2,342,415
Series 3864, Class US, 0.92% (-2 x 30 day avg SOFR US + 8.97%), 05/15/2041 (f)	726,605	606,639
Series 3954, Class PF, 4.60% (30 day avg SOFR US + 0.61%), 07/15/2041	130,768	130,275
Series 3964, Class MY, 4.00%, 11/15/2041 (e)	183,000	168,675
Series 3967, Class AL, 2.50%, 12/15/2041	161,427	148,304
Series 3997, Class FQ, 4.60% (30 day avg SOFR US + 0.61%), 02/15/2042	1,566,631	1,553,671
Series 4020, Class EF, 4.55% (30 day avg SOFR US + 0.56%), 02/15/2042	421,599	418,253
Series 4026, Class GA, 2.00%, 09/15/2041	267,457	254,617
Series 4032, Class WO, 0.00%, 04/15/2039 (g)	181,553	144,690
Series 4039, Class FA, 4.60% (30 day avg SOFR US + 0.61%), 05/15/2042	554,480	550,160
Series 4048, Class FB, 4.50% (30 day avg SOFR US + 0.51%), 10/15/2041	308,093	306,588
Series 406, Class F15, 5.32% (30 day avg SOFR US + 1.45%), 10/25/2053	1,924,102	1,941,075
Series 406, Class F30, 5.02% (30 day avg SOFR US + 1.15%), 10/25/2053	3,907,450	3,933,380
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042 (f)(i)	44,323	21,790
Series 4068, Class FA, 4.55% (30 day avg SOFR US + 0.56%), 06/15/2042	1,429,116	1,414,198
Series 4074, Class KF, 4.40% (30 day avg SOFR US + 0.41%), 02/15/2041	2,600	2,599
Series 4076, Class LF, 4.40% (30 day avg SOFR US + 0.41%), 07/15/2042	184,260	181,556
Series 4076, Class QB, 1.75%, 11/15/2041	27,226	26,962
Series 4087, Class FB, 4.57% (30 day avg SOFR US + 0.58%), 07/15/2042	78,001	77,245
Series 4094, Class CF, 4.60% (30 day avg SOFR US + 0.61%), 08/15/2042	272,443	269,480
Series 4096, Class KF, 4.60% (30 day avg SOFR US + 0.61%), 08/15/2042	3,789,847	3,751,956
Series 4103, Class FB, 4.55% (30 day avg SOFR US + 0.56%), 09/15/2042	1,471,806	1,453,412
Series 4108, Class FC, 4.50% (30 day avg SOFR US + 0.51%), 09/15/2042	2,409,456	2,376,311
Series 4111, Class AF, 4.50% (30 day avg SOFR US + 0.51%), 09/15/2042	1,684,322	1,659,484
Series 4122, Class SC, 0.70% (-2 x 30 day avg SOFR US + 7.67%), 10/15/2042 (f)	1,095,914	705,055
Series 4125, Class FA, 4.45% (30 day avg SOFR US + 0.46%), 11/15/2042	4,383,532	4,310,955
Series 413, Class F26, 5.07% (30 day avg SOFR US + 1.20%), 05/25/2054	1,005,936	1,009,543
Series 413, Class F44, 4.82% (30 day avg SOFR US + 0.95%), 05/25/2054	1,009,222	1,011,618
Series 4136, Class DF, 4.40% (30 day avg SOFR US + 0.41%), 11/15/2042	342,747	335,874
Series 4143, Class KF, 4.67% (30 day avg SOFR US + 0.46%), 09/15/2037	538,059	525,262
Series 4171, Class NG, 2.00%, 06/15/2042	14,435	13,431
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	46,167
Series 4248, Class FL, 4.55% (30 day avg SOFR US + 0.56%), 05/15/2041	240,315	238,726
Series 4263, Class AF, 4.50% (30 day avg SOFR US + 0.51%), 11/15/2043	2,457,160	2,434,122
Series 4267, Class PO, 0.00%, 03/15/2041 (g)	2,860,444	2,300,280
Series 4316, Class JF, 4.50% (30 day avg SOFR US + 0.51%), 01/15/2044	905,844	896,437
Series 4347, Class EF, 4.60% (30 day avg SOFR US + 0.61%), 06/15/2054	4,485,262	4,420,879
Series 4351, Class PO, 0.00%, 06/15/2044 (g)	1,046,906	807,425
Series 4378, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 08/15/2044	2,924,429	2,875,519
Series 4385, Class FM, 4.50% (30 day avg SOFR US + 0.51%), 11/15/2043	2,455,369	2,422,903
Series 4400, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 02/15/2041	297,822	294,903
Series 4407, Class CF, 4.40% (30 day avg SOFR US + 0.41%), 06/15/2044	1,620,199	1,600,713
Series 4431, Class FT, 4.50% (30 day avg SOFR US + 0.51%), 01/15/2045	1,257,076	1,237,075
Series 4436, Class FC, 4.45% (30 day avg SOFR US + 0.46%), 02/15/2045	118,901	116,681
Series 4482, Class FD, 4.40% (30 day avg SOFR US + 0.41%), 06/15/2045	2,693,351	2,636,542
Series 4503, Class FA, 4.67% (30 day avg SOFR US + 0.46%), 02/15/2042	757,454	739,181
Series 4508, Class CF, 4.50% (30 day avg SOFR US + 0.51%), 09/15/2045	277,413	275,010
Series 4606, Class FB, 4.60% (30 day avg SOFR US + 0.61%), 08/15/2046	779,256	769,820
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042 (f)(i)	941,552	754,468
Series 4620, Class AF, 4.76% (30 day avg SOFR US + 0.55%), 11/15/2042	133,596	132,368
Series 4621, Class HK, 2.00%, 10/15/2046 (e)	271,600	220,675
Series 4628, Class KF, 4.60% (30 day avg SOFR US + 0.61%), 01/15/2055	417,382	408,927
Series 4663, Class PH, 2.50%, 03/15/2047	100,054	86,872
Series 4678, Class AF, 4.72% (30 day avg SOFR US + 0.51%), 12/15/2042	532,926	526,508
Series 4691, Class FA, 4.45% (30 day avg SOFR US + 0.46%), 06/15/2047	347,004	340,114
Series 4708, Class F, 4.40% (30 day avg SOFR US + 0.41%), 08/15/2047	497,749	486,974
Series 4710, Class TN, 3.00%, 08/15/2047	645,167	577,630
Series 4712, Class FA, 4.45% (30 day avg SOFR US + 0.46%), 08/15/2047	942,125	921,918
Series 4722, Class FA, 4.64% (30 day avg SOFR US + 0.43%), 05/15/2038	1,840,361	1,783,531
Series 4774, Class BF, 4.40% (30 day avg SOFR US + 0.41%), 02/15/2048	1,154,618	1,124,902

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 4775, Class MP, 3.00%, 02/15/2048 (e)	301,004	257,829
Series 4790, Class F, 4.29% (30 day avg SOFR US + 0.30%), 10/15/2043	2,042,603	2,000,789
Series 4793, Class CB, 3.00%, 05/15/2048	33,209	30,203
Series 4804, Class MF, 4.45% (30 day avg SOFR US + 0.46%), 06/15/2048	3,543,735	3,462,146
Series 4813, Class CJ, 3.00%, 08/15/2048	201,711	179,844
Series 4820, Class FB, 4.45% (30 day avg SOFR US + 0.46%), 08/15/2048	194,727	189,767
Series 4821, Class FA, 4.40% (30 day avg SOFR US + 0.41%), 07/15/2048	466,017	453,624
Series 4831, Class FD, 4.40% (30 day avg SOFR US + 0.41%), 10/15/2048	786,595	766,362
Series 4839, Class WO, 0.00%, 08/15/2056 (g)	27,304,152	17,592,502
Series 4842, Class FA, 4.45% (30 day avg SOFR US + 0.46%), 11/15/2048	587,778	573,912
Series 4844, Class F, 4.50% (30 day avg SOFR US + 0.51%), 11/15/2048	1,323,322	1,294,371
Series 4846, Class PA, 4.00%, 06/15/2047	5,225	5,217
Series 4851, Class KF, 4.50% (30 day avg SOFR US + 0.51%), 08/15/2057	8,579,131	8,379,029
Series 4851, Class PO, 0.00%, 08/15/2057 (g)	5,915,779	3,811,532
Series 4867, Class FA, 4.50% (30 day avg SOFR US + 0.51%), 03/15/2049	165,482	164,050
Series 4875, Class F, 4.55% (30 day avg SOFR US + 0.56%), 04/15/2049	1,588,267	1,558,692
Series 4882, Class F, 4.55% (30 day avg SOFR US + 0.56%), 05/15/2049	1,971,453	1,932,411
Series 4882, Class FA, 4.55% (30 day avg SOFR US + 0.56%), 05/15/2049	2,428,606	2,383,945
Series 4906, Class FA, 4.44% (30 day avg SOFR US + 0.56%), 09/25/2049	482,548	474,736
Series 4911, Class FB, 4.44% (30 day avg SOFR US + 0.56%), 09/25/2049	1,060,145	1,040,899
Series 4912, Class PA, 2.00%, 06/25/2049	156,292	132,572
Series 4913, Class UF, 4.55% (30 day avg SOFR US + 0.56%), 03/15/2049	1,313,005	1,285,895
Series 4918, Class F, 4.44% (30 day avg SOFR US + 0.56%), 10/25/2049	5,395,975	5,298,702
Series 4921, Class FN, 4.44% (30 day avg SOFR US + 0.56%), 10/25/2049	707,467	692,731
Series 4921, Class NB, 1.75%, 08/25/2049	213,039	180,327
Series 4925, Class FY, 4.44% (30 day avg SOFR US + 0.56%), 10/25/2049	240,549	235,532
Series 4930, Class FG, 4.44% (30 day avg SOFR US + 0.56%), 11/25/2049	514,976	504,218
Series 4930, Class FJ, 4.44% (30 day avg SOFR US + 0.56%), 11/25/2049	503,358	492,810
Series 4936, Class DE, 2.50%, 12/25/2049	1,852,368	1,617,910
Series 4939, Class CF, 4.49% (30 day avg SOFR US + 0.61%), 12/25/2049	1,481,410	1,462,744
Series 4942, Class OQ, 0.00%, 04/15/2053 (g)	1,734,841	1,459,539
Series 4943, Class JP, 2.50%, 09/25/2049	295,007	260,495
Series 4960, Class PD, 2.00%, 10/25/2049	187,369	160,812
Series 4981, Class GF, 4.39% (30 day avg SOFR US + 0.51%), 06/25/2050	1,827,772	1,794,368
Series 4981, Class JF, 4.39% (30 day avg SOFR US + 0.51%), 06/25/2050	2,175,063	2,128,989
Series 4982, Class F, 4.44% (30 day avg SOFR US + 0.56%), 06/25/2050	2,048,896	2,008,716
Series 4990, Class FN, 4.34% (30 day avg SOFR US + 0.46%), 05/25/2050	360,163	350,240
Series 4993, Class KF, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2050	2,465,094	2,405,620
Series 4993, Class UG, 1.50%, 07/25/2050	89,569	51,586
Series 5003, Class PA, 1.50%, 08/25/2050	1,514,777	1,211,710
Series 5004, Class FM, 4.34% (30 day avg SOFR US + 0.46%), 08/25/2050	431,430	418,111
Series 5019, Class PC, 1.00%, 10/25/2050	4,325,106	3,334,988
Series 5019, Class PL, 1.00%, 10/25/2050	2,536,530	1,955,859
Series 5020, Class HA, 1.00%, 08/25/2050	700,883	549,271
Series 5034, Class KL, 1.25%, 11/25/2050	818,051	621,257
Series 5035, Class HM, 1.00%, 10/25/2050	430,495	216,098
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	48,215
Series 5038, Class JP, 0.75%, 10/25/2050	9,684,893	7,073,402
Series 5038, Class PJ, 0.75%, 10/25/2050	520,381	381,379
Series 5053, Class KC, 1.00%, 12/25/2050	2,080,612	1,546,951
Series 5056, Class P, 0.75%, 12/25/2050	15,655,536	12,289,240
Series 5057, Class KW, 2.00%, 03/25/2048	198,880	171,172
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	46,361
Series 5058, Class PM, 0.75%, 12/25/2050	1,733,948	1,265,284
Series 5060, Class DP, 1.00%, 11/25/2050	2,952,944	2,271,224
Series 5060, Class EP, 1.00%, 12/25/2050	2,633,520	2,024,666
Series 5062, Class PA, 1.25%, 01/25/2051	1,436,207	1,086,356
Series 5068, Class AB, 1.00%, 11/25/2050	963,206	748,182
Series 5068, Class GE, 1.00%, 11/25/2050	319,312	258,304
Series 5070, Class DP, 1.00%, 08/25/2050	201,560	150,619
Series 5070, Class EP, 1.00%, 09/25/2050	3,105,278	2,388,405

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 5071, Class ET, 1.00%, 02/25/2051	85,291	61,535
Series 5071, Class GP, 2.00%, 02/25/2051	336,610	294,598
Series 5078, Class GJ, 0.75%, 02/25/2051	509,719	385,283
Series 5078, Class HA, 1.50%, 02/25/2051	421,148	201,235
Series 5081, Class DC, 1.00%, 03/25/2051	1,035,290	774,116
Series 5082, Class UA, 2.00%, 03/25/2051	3,024,561	2,392,972
Series 5083, Class CA, 1.00%, 10/25/2050	440,129	343,341
Series 5085, Class LC, 0.75%, 03/25/2051	198,495	148,992
Series 5087, Class PD, 0.75%, 03/25/2051	1,202,763	906,618
Series 5092, Class AS, 2.00%, 04/25/2051	86,528	42,202
Series 5093, Class VC, 1.50%, 12/25/2050	405,412	334,017
Series 5099, Class GE, 1.75%, 09/25/2050	8,225,909	6,704,974
Series 5101, Class CE, 1.00%, 02/25/2051	1,146,745	873,613
Series 5109, Class CD, 2.00%, 05/25/2051	294,934	175,602
Series 5119, Class AB, 1.50%, 08/25/2049	367,487	300,720
Series 5119, Class QF, 4.07% (30 day avg SOFR US + 0.20%), 06/25/2051	7,833,747	7,467,189
Series 5131, Class TG, 1.00%, 04/25/2049	134,111	115,433
Series 5132, Class PA, 1.00%, 08/25/2051	1,127,813	939,004
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	33,384
Series 5153, Class PA, 1.00%, 10/25/2051	496,293	416,769
Series 5181, Class EA, 1.88%, 05/25/2050	10,905,424	8,917,371
Series 5201, Class JC, 2.25%, 02/25/2052	693,808	621,026
Series 5245, Class FE, 4.52% (30 day avg SOFR US + 0.65%), 08/25/2052	31,999,333	31,554,094
Series 5257, Class FB, 4.57% (30 day avg SOFR US + 0.70%), 09/25/2052	58,286,507	57,328,201
Series 5328, Class JY, 0.25%, 09/25/2050	644,205	453,757
Series 5341, Class AO, 0.00%, 06/25/2050 (g)	694,554	501,745
Series 5438, Class FB, 4.77% (30 day avg SOFR US + 0.90%), 08/25/2054	642,240	643,144
Series 5458, Class DF, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054	549,688	550,813
Series 5460, Class FN, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054	837,034	838,793
Series 5468, Class MF, 5.17% (30 day avg SOFR US + 1.30%), 11/25/2054	562,759	566,173
Series 5472, Class FB, 5.02% (30 day avg SOFR US + 1.15%), 11/25/2054	172,822	173,293
Series 5473, Class BF, 5.17% (30 day avg SOFR US + 1.30%), 11/25/2054	403,367	405,619
Series 5473, Class FA, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	384,049	384,790
Series 5475, Class FA, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	498,212	499,199
Series 5482, Class FC, 5.17% (30 day avg SOFR US + 1.30%), 12/25/2054	513,659	516,737
Series 5483, Class FD, 5.17% (30 day avg SOFR US + 1.30%), 12/25/2054	583,357	586,805
Series 5484, Class FD, 5.02% (30 day avg SOFR US + 1.15%), 12/25/2054	360,406	361,562
Series 5498, Class FC, 5.02% (30 day avg SOFR US + 1.15%), 01/25/2055	513,698	515,467
Series 5500, Class FW, 5.07% (30 day avg SOFR US + 1.20%), 10/25/2054	571,480	573,683
Series 5502, Class FG, 4.87% (30 day avg SOFR US + 1.00%), 02/25/2055	801,907	802,216
Series 5511, Class QF, 5.22% (30 day avg SOFR US + 1.35%), 03/25/2055	972,750	979,999
Series 5517, Class FE, 4.82% (30 day avg SOFR US + 0.95%), 03/25/2055	317,716	318,905
Series 5517, Class XF, 5.27% (30 day avg SOFR US + 1.40%), 03/25/2055	79,179	79,560
Series 5524, Class FA, 5.07% (30 day avg SOFR US + 1.20%), 04/25/2055	1,060,961	1,059,094
Series 5524, Class FB, 5.07% (30 day avg SOFR US + 1.20%), 04/25/2055	461,681	460,992
Series 5542, Class FL, 5.12% (30 day avg SOFR US + 1.25%), 05/25/2055	1,226,252	1,234,981
Series T-42, Class A5, 7.50%, 02/25/2042	114,601	123,946
Series T-76, Class 2A, 2.20%, 10/25/2037 (b)	285,401	263,708
Federal National Mortgage Association
Series 2002-26, Class A3, 5.24%, 06/25/2041 (b)	508,125	512,789
Series 2002-8, Class FE, 4.74% (30 day avg SOFR US + 0.86%), 03/25/2032	27,065	27,192
Series 2002-9, Class FB, 4.74% (30 day avg SOFR US + 0.86%), 03/25/2032	28,952	28,433
Series 2003-25, Class KP, 5.00%, 04/25/2033	4,666	4,678
Series 2004-17, Class FT, 4.39% (30 day avg SOFR US + 0.51%), 04/25/2034	233,641	232,663
Series 2004-25, Class FA, 4.39% (30 day avg SOFR US + 0.51%), 04/25/2034	15,172	15,103
Series 2004-51, Class XO, 0.00%, 07/25/2034 (g)	243,027	216,244
Series 2005-25, Class PF, 4.34% (30 day avg SOFR US + 0.46%), 04/25/2035	323,801	320,992
Series 2005-66, Class FD, 4.29% (30 day avg SOFR US + 0.41%), 07/25/2035	74,218	73,452
Series 2005-82, Class FY, 4.26% (30 day avg SOFR US + 0.38%), 09/25/2035	222,406	220,630
Series 2006-101, Class FD, 4.29% (30 day avg SOFR US + 0.41%), 07/25/2036	24,282	24,200
Series 2006-112, Class LF, 4.54% (30 day avg SOFR US + 0.66%), 11/25/2036	726,084	723,011

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal National Mortgage Association (Continued)
Series 2006-115, Class AF, 4.23% (30 day avg SOFR US + 0.35%), 12/25/2036	61,002	60,189
Series 2006-118, Class A1, 4.25% (30 day avg SOFR US + 0.17%), 12/25/2036	1,135,228	1,109,684
Series 2006-16, Class FA, 4.29% (30 day avg SOFR US + 0.41%), 03/25/2036	207,402	205,533
Series 2006-20, Class GF, 4.34% (30 day avg SOFR US + 0.46%), 04/25/2036	91,530	90,717
Series 2006-23, Class BD, 1.00%, 04/25/2036	307,205	272,307
Series 2006-42, Class CF, 4.44% (30 day avg SOFR US + 0.56%), 06/25/2036	64,653	64,300
Series 2006-44, Class FY, 4.56% (30 day avg SOFR US + 0.68%), 06/25/2036	427,778	427,038
Series 2006-72, Class TE, 4.29% (30 day avg SOFR US + 0.41%), 08/25/2036	82,879	82,036
Series 2006-90, Class BO, 0.00%, 09/25/2036 (g)	394,430	348,666
Series 2006-94, Class GF, 4.34% (30 day avg SOFR US + 0.46%), 10/25/2026	20,941	20,937
Series 2007-100, Class KF, 4.54% (30 day avg SOFR US + 0.66%), 10/25/2037	637,691	635,509
Series 2007-106, Class FM, 4.53% (30 day avg SOFR US + 0.65%), 11/25/2037	593,892	591,745
Series 2007-109, Class NF, 4.54% (30 day avg SOFR US + 0.66%), 12/25/2037	227,723	226,942
Series 2007-117, Class MF, 4.69% (30 day avg SOFR US + 0.81%), 01/25/2038	79,377	79,535
Series 2007-4, Class DF, 4.43% (30 day avg SOFR US + 0.56%), 02/25/2037	384,426	381,436
Series 2007-43, Class EB, 4.22% (30 day avg SOFR US + 0.34%), 05/25/2037	315,820	311,614
Series 2007-65, Class KF, 4.37% (30 day avg SOFR US + 0.49%), 07/25/2037	21,647	21,442
Series 2007-85, Class FL, 4.53% (30 day avg SOFR US + 0.65%), 09/25/2037	537,230	535,281
Series 2007-86, Class FA, 4.44% (30 day avg SOFR US + 0.56%), 09/25/2037	571,010	567,882
Series 2007-91, Class FB, 4.59% (30 day avg SOFR US + 0.71%), 10/25/2037	1,059,544	1,057,942
Series 2007-91, Class JF, 4.59% (30 day avg SOFR US + 0.71%), 10/25/2037	184,198	183,912
Series 2007-95, Class A2, 4.46% (30 day avg SOFR US + 0.36%), 08/27/2036	1,902,035	1,926,882
Series 2007-96, Class AF, 4.71% (30 day avg SOFR US + 0.83%), 06/25/2037	85,121	85,302
Series 2008-15, Class FJ, 4.69% (30 day avg SOFR US + 0.81%), 03/25/2038	1,784,280	1,787,205
Series 2008-67, Class FG, 4.99% (30 day avg SOFR US + 1.11%), 07/25/2038	354,447	359,046
Series 2009-106, Class FA, 4.74% (30 day avg SOFR US + 0.86%), 01/25/2040	343,246	344,271
Series 2009-110, Class FG, 4.74% (30 day avg SOFR US + 0.86%), 01/25/2040	412,100	413,093
Series 2010-52, Class F, 4.64% (30 day avg SOFR US + 0.76%), 05/25/2040	509,978	510,098
Series 2010-54, Class BF, 4.39% (30 day avg SOFR US + 0.51%), 06/25/2036	142,065	141,003
Series 2010-61, Class PO, 0.00%, 03/25/2040 (g)	111,606	90,904
Series 2010-68, Class FA, 4.99% (30 day avg SOFR US + 1.11%), 07/25/2040	245,474	247,887
Series 2010-95, Class FB, 4.39% (30 day avg SOFR US + 0.51%), 09/25/2040	1,160,002	1,152,800
Series 2011-118, Class CF, 4.49% (30 day avg SOFR US + 0.61%), 10/25/2039	30,517	30,418
Series 2011-126, Class WA, 2.50%, 12/25/2041	166,609	147,023
Series 2011-130, Class KO, 0.00%, 12/25/2041 (g)	100,599	80,981
Series 2011-146, Class UF, 4.99% (30 day avg SOFR US + 1.11%), 01/25/2042	803,216	798,436
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040 (f)(i)	42,394	33,170
Series 2011-51, Class FM, 4.64% (30 day avg SOFR US + 0.76%), 06/25/2041	727,324	726,440
Series 2011-55, Class FH, 4.43% (30 day avg SOFR US + 0.55%), 06/25/2041	726,495	721,281
Series 2011-57, Class FE, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2041	2,646,939	2,626,773
Series 2011-57, Class FT, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2041	2,079,439	2,063,291
Series 2011-59, Class FA, 4.59% (30 day avg SOFR US + 0.71%), 07/25/2041	421,300	420,235
Series 2011-63, Class FA, 4.57% (30 day avg SOFR US + 0.69%), 07/25/2041	442,875	441,450
Series 2011-71, Class FA, 4.61% (30 day avg SOFR US + 0.73%), 12/25/2036	148,975	148,866
Series 2011-86, Class NF, 4.54% (30 day avg SOFR US + 0.66%), 09/25/2041	158,459	157,905
Series 2011-96, Class PF, 4.49% (30 day avg SOFR US + 0.61%), 10/25/2041	1,286,421	1,274,839
Series 2012-103, Class NF, 4.39% (30 day avg SOFR US + 0.51%), 09/25/2042	718,255	708,674
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	42,132
Series 2012-122, Class FM, 4.39% (30 day avg SOFR US + 0.51%), 11/25/2042	622,884	613,890
Series 2012-128, Class HS, 0.02% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042 (f)	148,366	108,320
Series 2012-146, Class QA, 1.00%, 01/25/2043	62,163	54,501
Series 2012-15, Class BF, 4.54% (30 day avg SOFR US + 0.66%), 03/25/2042	152,338	151,298
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	65,867
Series 2012-27, Class FA, 4.56% (30 day avg SOFR US + 0.68%), 03/25/2042	101,108	100,495
Series 2012-39, Class FK, 4.49% (30 day avg SOFR US + 0.61%), 04/25/2042	485,602	481,623
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042 (f)(i)	203,214	129,261
Series 2012-6, Class F, 4.49% (30 day avg SOFR US + 0.61%), 02/25/2042	612,019	607,356
Series 2012-65, Class FB, 4.51% (30 day avg SOFR US + 0.63%), 06/25/2042	186,972	185,526
Series 2012-66, Class FB, 4.44% (30 day avg SOFR US + 0.56%), 06/25/2042	1,400,492	1,385,479
Series 2012-67, Class GF, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2042	1,574,750	1,558,660
Series 2012-70, Class FA, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2042	636,089	629,752

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal National Mortgage Association (Continued)
Series 2012-71, Class FL, 4.49% (30 day avg SOFR US + 0.61%), 07/25/2042	141,953	140,633
Series 2012-72, Class FQ, 4.49% (30 day avg SOFR US + 0.61%), 07/25/2042	254,502	252,586
Series 2012-79, Class FM, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2042	73,260	72,458
Series 2012-80, Class FM, 4.49% (30 day avg SOFR US + 0.61%), 08/25/2042	4,969,399	4,925,561
Series 2012-80, Class NA, 2.75%, 06/25/2042	167,698	155,195
Series 2012-84, Class FJ, 4.34% (30 day avg SOFR US + 0.46%), 01/25/2042	355,248	352,417
Series 2012-86, Class FP, 4.49% (30 day avg SOFR US + 0.61%), 08/25/2042	9,614,650	9,479,531
Series 2012-93, Class FC, 4.39% (30 day avg SOFR US + 0.51%), 09/25/2042	1,547,179	1,525,049
Series 2013-110, Class CO, 0.00%, 12/25/2039 (g)	608,349	488,398
Series 2013-29, Class JE, 1.25%, 04/25/2043	92,792	76,891
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	83,106
Series 2013-34, Class PF, 4.34% (30 day avg SOFR US + 0.46%), 08/25/2042	189,382	188,022
Series 2013-50, Class US, 0.01% (-1 x 30 day avg SOFR US + 3.89%), 05/25/2043 (f)	639,553	327,304
Series 2013-57, Class FN, 4.34% (30 day avg SOFR US + 0.46%), 06/25/2043	1,035,846	1,020,784
Series 2013-58, Class FY, 4.24% (30 day avg SOFR US + 0.36%), 02/25/2043	841,994	827,841
Series 2013-6, Class JT, 1.50%, 01/25/2043	90,423	80,067
Series 2013-68, Class NA, 1.00%, 03/25/2042	167,766	146,595
Series 2013-83, Class US, 1.01% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043 (f)	160,197	114,357
Series 2013-98, Class PO, 0.00%, 09/25/2043 (g)	1,586,044	1,235,755
Series 2014-17, Class PF, 4.39% (30 day avg SOFR US + 0.51%), 04/25/2044	1,397,139	1,376,626
Series 2014-47, Class AF, 4.67% (30 day avg SOFR US + 0.46%), 08/25/2044	637,793	631,642
Series 2014-63, Class FL, 4.39% (30 day avg SOFR US + 0.51%), 10/25/2044	1,076,693	1,062,810
Series 2014-73, Class FA, 4.34% (30 day avg SOFR US + 0.46%), 11/25/2044	3,670,322	3,611,631
Series 2015-27, Class HA, 3.00%, 03/25/2044	18,964	18,457
Series 2015-32, Class FA, 4.29% (30 day avg SOFR US + 0.41%), 05/25/2045	198,686	194,464
Series 2015-38, Class DF, 4.63% (30 day avg SOFR US + 0.42%), 06/25/2055	771,293	763,258
Series 2015-4, Class FA, 4.67% (30 day avg SOFR US + 0.46%), 02/25/2045	486,720	476,209
Series 2015-48, Class FB, 4.29% (30 day avg SOFR US + 0.41%), 07/25/2045	234,164	229,299
Series 2015-73, Class ES, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045 (f)(i)	198,408	132,067
Series 2016-106, Class EF, 4.49% (30 day avg SOFR US + 0.61%), 01/25/2047	5,037,994	4,971,687
Series 2016-2, Class FB, 4.39% (30 day avg SOFR US + 0.51%), 02/25/2046	2,988,704	2,951,238
Series 2016-50, Class PC, 2.00%, 08/25/2046	589,240	483,691
Series 2016-60, Class UF, 4.39% (30 day avg SOFR US + 0.51%), 09/25/2046	319,323	316,898
Series 2016-61, Class ML, 3.00%, 09/25/2046	1,400,000	1,195,174
Series 2017-39, Class FT, 4.39% (30 day avg SOFR US + 0.51%), 05/25/2047	1,960,781	1,925,149
Series 2017-51, Class FC, 4.34% (30 day avg SOFR US + 0.46%), 07/25/2047	1,146,902	1,124,565
Series 2018-11, Class KA, 3.00%, 03/25/2048	977,364	872,064
Series 2018-16, Class FN, 4.24% (30 day avg SOFR US + 0.36%), 03/25/2048	303,083	294,016
Series 2018-21, Class PO, 0.00%, 04/25/2048 (g)	499,809	362,468
Series 2018-22, Class FJ, 4.29% (30 day avg SOFR US + 0.41%), 04/25/2048	182,667	177,677
Series 2018-32, Class FC, 4.29% (30 day avg SOFR US + 0.41%), 05/25/2048	3,712,197	3,610,820
Series 2018-35, Class FA, 4.29% (30 day avg SOFR US + 0.41%), 05/25/2048	2,445,832	2,379,335
Series 2018-39, Class FG, 4.24% (30 day avg SOFR US + 0.36%), 11/25/2033	670,826	663,424
Series 2018-4, Class FM, 4.29% (30 day avg SOFR US + 0.41%), 02/25/2048	792,704	771,344
Series 2018-45, Class FT, 4.29% (30 day avg SOFR US + 0.41%), 06/25/2048	756,968	737,252
Series 2018-76, Class FN, 4.34% (30 day avg SOFR US + 0.46%), 10/25/2048	3,492,783	3,408,742
Series 2018-94, Class FA, 4.39% (30 day avg SOFR US + 0.51%), 01/25/2049	577,575	565,386
Series 2019-1, Class NF, 4.44% (30 day avg SOFR US + 0.56%), 02/25/2049	2,099,243	2,061,697
Series 2019-12, Class FB, 4.44% (30 day avg SOFR US + 0.56%), 04/25/2049	213,635	209,640
Series 2019-17, Class JF, 4.39% (30 day avg SOFR US + 0.51%), 04/25/2049	5,165,444	5,086,060
Series 2019-20, Class ND, 2.50%, 05/25/2049	235,627	198,337
Series 2019-20, Class NE, 2.75%, 05/25/2049	300,424	265,305
Series 2019-24, Class NJ, 2.50%, 05/25/2049	965,629	843,565
Series 2019-25, Class FA, 4.44% (30 day avg SOFR US + 0.56%), 06/25/2049	181,628	178,390
Series 2019-25, Class PD, 2.50%, 05/25/2048	175,254	159,330
Series 2019-33, Class FB, 4.44% (30 day avg SOFR US + 0.56%), 07/25/2049	135,702	133,168
Series 2019-34, Class KP, 2.50%, 07/25/2049	59,780	50,730
Series 2019-35, Class FA, 4.39% (30 day avg SOFR US + 0.51%), 07/25/2049	4,259,368	4,202,552
Series 2019-43, Class FC, 4.39% (30 day avg SOFR US + 0.51%), 08/25/2049	231,720	228,074
Series 2019-46, Class FG, 4.39% (30 day avg SOFR US + 0.51%), 08/25/2049	219,175	216,951
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	52,315

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal National Mortgage Association (Continued)
Series 2019-5, Class FE, 4.44% (30 day avg SOFR US + 0.56%), 03/25/2049	278,047	274,237
Series 2019-51, Class TB, 2.25%, 05/25/2049	1,239,570	1,094,861
Series 2019-57, Class FG, 4.44% (30 day avg SOFR US + 0.56%), 10/25/2049	5,048,879	4,975,808
Series 2019-57, Class LF, 4.49% (30 day avg SOFR US + 0.61%), 10/25/2049	13,895,294	13,627,000
Series 2019-62, Class FA, 4.49% (30 day avg SOFR US + 0.61%), 11/25/2059	918,859	907,463
Series 2019-68, Class FD, 4.49% (30 day avg SOFR US + 0.61%), 11/25/2049	2,576,791	2,527,654
Series 2019-68, Class KP, 2.50%, 11/25/2049	245,444	213,225
Series 2019-69, Class FA, 4.49% (30 day avg SOFR US + 0.61%), 12/25/2049	623,365	615,063
Series 2019-8, Class FA, 4.44% (30 day avg SOFR US + 0.56%), 03/25/2049	711,799	703,972
Series 2019-81, Class FJ, 4.49% (30 day avg SOFR US + 0.61%), 01/25/2050	2,084,374	2,047,372
Series 2020-37, Class FD, 4.39% (30 day avg SOFR US + 0.51%), 06/25/2050	868,223	860,039
Series 2020-48, Class DA, 2.00%, 07/25/2050	605,186	515,195
Series 2020-49, Class GA, 1.50%, 02/25/2049	337,590	284,335
Series 2020-61, Class GF, 4.20% (30 day avg SOFR US + 0.33%), 09/25/2050	4,241,629	3,981,058
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,277,168	4,712,623
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	53,235
Series 2020-75, Class ND, 1.25%, 10/25/2050	1,935,223	1,452,503
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,381,812	2,786,175
Series 2020-78, Class CA, 2.00%, 10/25/2044	28,117	25,935
Series 2020-80, Class JF, 4.17% (30 day avg SOFR US + 0.30%), 11/25/2050	1,580,945	1,519,480
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,146,216	2,343,899
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,055,929	2,358,853
Series 2020-95, Class BE, 0.75%, 01/25/2051	1,027,416	753,433
Series 2020-96, Class NW, 1.00%, 01/25/2051	955,117	734,157
Series 2021-15, Class HD, 1.00%, 04/25/2051	1,853,508	1,388,416
Series 2021-15, Class HN, 1.00%, 04/25/2051	347,533	260,328
Series 2021-18, Class AD, 0.75%, 11/25/2049	656,822	560,706
Series 2021-2, Class HB, 1.00%, 02/25/2051	644,501	485,626
Series 2021-56, Class HE, 1.25%, 09/25/2051	446,824	389,473
Series 2021-58, Class KC, 1.50%, 04/25/2051	3,267,312	2,841,562
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,389,203	1,212,434
Series 2021-65, Class GA, 2.00%, 07/25/2049	69,614	57,945
Series 2021-66, Class HB, 2.00%, 10/25/2051 (e)	149,034	91,190
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,367,786	1,185,525
Series 2021-72, Class JC, 1.25%, 05/25/2051	729,285	629,387
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,411,373	1,225,873
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,446,898	1,200,656
Series 2021-87, Class QA, 2.00%, 12/25/2051	213,443	133,925
Series 2021-87, Class QC, 2.00%, 12/25/2051	359,666	220,712
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	36,630
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,132,943	1,852,439
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,533	56,127
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	62,811
Series 2022-66, Class CA, 4.50%, 10/25/2052	25,992	24,015
Series 2023-36, Class AO, 0.00%, 08/25/2050 (g)	772,759	564,047
Series 2023-38, Class FD, 4.94% (30 day avg SOFR US + 0.86%), 10/25/2039	1,245,768	1,221,044
Series 2023-53, Class FH, 5.67% (30 day avg SOFR US + 1.80%), 11/25/2053	2,299,992	2,338,422
Series 2024-103, Class FE, 5.17% (30 day avg SOFR US + 1.30%), 01/25/2055	273,417	275,054
Series 2024-15, Class FD, 5.22% (30 day avg SOFR US + 1.35%), 04/25/2054	470,719	473,789
Series 2024-38, Class FE, 4.92% (30 day avg SOFR US + 1.05%), 06/25/2054	348,408	349,331
Series 2024-77, Class FG, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	2,703,071	2,708,291
Series 2024-96, Class FB, 5.27% (30 day avg SOFR US + 1.40%), 12/25/2054	9,446,270	9,524,771
Series 2025-11, Class FB, 4.87% (30 day avg SOFR US + 1.00%), 03/25/2055	757,975	759,982
Series 2025-12, Class GF, 5.22% (30 day avg SOFR US + 1.35%), 03/25/2055	1,270,725	1,279,732
Series 2025-16, Class FA, 5.02% (30 day avg SOFR US + 1.15%), 03/25/2055	563,060	564,886
Series 2025-24, Class FA, 4.77% (30 day avg SOFR US + 0.90%), 04/25/2055	258,930	259,756
Series 2025-35, Class FB, 4.87% (30 day avg SOFR US + 1.00%), 05/25/2055	580,150	583,112
Series 2025-35, Class FM, 4.92% (30 day avg SOFR US + 1.05%), 05/25/2055	186,973	188,311
Series 2025-5, Class FA, 5.07% (30 day avg SOFR US + 1.20%), 02/25/2055	671,513	673,938
Series 399, Class 1, 0.00%, 11/25/2039 (g)	1,309,314	1,078,943
Series 405, Class 1, 0.00%, 10/25/2040 (g)	1,207,492	964,834

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Freddie Mac Whole Loan, Series 2005-S001, Class 2A2, 4.00% (1 mo. Term SOFR + 0.26%), 09/25/2045	7,347,869	7,205,930
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	20,059	17,731
Government National Mortgage Association
Series 2013-28, Class ME, 1.75%, 11/20/2042	118,820	112,533
Series 2014-H10, Class FA, 4.61% (1 mo. Term SOFR + 0.61%), 04/20/2064	64,483	64,496
Series 2017-101, Class AB, 2.50%, 07/20/2047	693,058	613,629
Series 2018-125, Class HY, 4.00%, 09/20/2048	1,000,000	896,798
Series 2018-138, Class AB, 3.50%, 10/20/2048	83,295	77,398
Series 2019-97, Class FG, 3.50% (1 mo. Term SOFR + 0.80%), 08/20/2049	4,214,296	3,809,496
Series 2020-104, Class AP, 1.00%, 07/20/2050 (e)	66,614	49,128
Series 2020-140, Class NG, 0.75%, 09/20/2050	867,029	644,848
Series 2020-30, Class EA, 2.00%, 01/20/2050	566,119	484,543
Series 2020-4, Class AD, 3.25%, 01/20/2050 (e)	206,954	180,826
Series 2021-89, Class JL, 1.50%, 05/20/2051	290,582	151,155
Series 2021-96, Class FG, 3.50% (30 day avg SOFR US + 0.30%), 06/20/2051	4,905,387	4,399,304
Series 2021-H17, Class BA, 2.85%, 10/20/2071 (b)	51,738	50,893
Series 2022-161, Class FQ, 4.57% (30 day avg SOFR US + 0.65%), 09/20/2052	36,204,360	35,704,374
Series 2025-1, Class FV, 5.02% (30 day avg SOFR US + 1.10%), 01/20/2055	48,674	48,854
Series 2025-105, Class FZ, 5.42% (30 day avg SOFR US + 1.50%), 06/20/2055 (h)	531,088	429,634
Series 2025-55, Class GF, 4.92% (30 day avg SOFR US + 1.00%), 03/20/2055	295,281	296,190
Series 2025-89, Class FZ, 5.52% (30 day avg SOFR US + 1.60%), 05/20/2055 (h)	354,911	292,789
Series 2025-89, Class ZF, 5.52% (30 day avg SOFR US + 1.60%), 05/20/2055 (h)	629,459	530,189
Series 2004-63, Class FL, 4.20% (1 mo. Term SOFR + 0.46%), 08/16/2034	30,894	30,635
Series 2004-80, Class FA, 4.25% (1 mo. Term SOFR + 0.51%), 10/20/2034	231,032	229,489
Series 2007-17, Class CF, 4.10% (1 mo. Term SOFR + 0.36%), 04/16/2037	127,269	126,338
Series 2007-26, Class FD, 4.05% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,593,996	1,569,634
Series 2008-65, Class FG, 4.60% (1 mo. Term SOFR + 0.86%), 08/20/2038	435,547	435,539
Series 2009-14, Class FA, 4.77% (1 mo. Term SOFR + 1.03%), 03/20/2039	723,913	726,655
Series 2009-36, Class FE, 4.65% (1 mo. Term SOFR + 0.91%), 09/20/2038	714,034	714,709
Series 2009-40, Class PO, 0.00%, 06/20/2039 (g)	431,580	343,107
Series 2009-50, Class FW, 4.85% (1 mo. Term SOFR + 1.11%), 07/20/2039	509,058	512,566
Series 2009-52, Class FD, 4.80% (1 mo. Term SOFR + 1.06%), 07/16/2039	268,917	269,778
Series 2009-83, Class TF, 4.75% (1 mo. Term SOFR + 1.01%), 08/20/2039	727,227	731,495
Series 2010-147, Class PG, 3.50%, 05/20/2040	19,572	19,464
Series 2010-25, Class FH, 4.57% (1 mo. Term SOFR + 0.83%), 02/16/2040	394,548	395,288
Series 2010-42, Class OP, 0.00%, 04/20/2040 (g)	1,025,491	838,809
Series 2010-68, Class GF, 4.30% (1 mo. Term SOFR + 0.56%), 12/16/2039	259,560	259,108
Series 2010-79, Class YF, 4.20% (1 mo. Term SOFR + 0.46%), 05/20/2035	943,880	935,487
Series 2011-117, Class FJ, 4.72% (1 mo. Term SOFR + 0.98%), 08/20/2041	683,578	689,563
Series 2011-135, Class FN, 4.25% (1 mo. Term SOFR + 0.51%), 10/16/2041	220,034	217,431
Series 2011-151, Class DL, 3.00%, 06/16/2041 (e)	153,500	135,560
Series 2011-151, Class FD, 4.25% (1 mo. Term SOFR + 0.51%), 06/16/2041	1,647,937	1,630,218
Series 2011-151, Class FJ, 4.20% (1 mo. Term SOFR + 0.46%), 11/20/2041	404,392	399,601
Series 2011-151, Class GF, 4.25% (1 mo. Term SOFR + 0.51%), 11/20/2041	1,219,928	1,206,614
Series 2011-69, Class FB, 4.50% (1 mo. Term SOFR + 0.76%), 05/20/2041	1,432,798	1,426,618
Series 2011-75, Class PO, 0.00%, 05/20/2041 (g)	157,282	141,211
Series 2011-81, Class FT, 4.35% (1 mo. Term SOFR + 0.61%), 04/16/2040	494,519	492,132
Series 2011-83, Class F, 4.23% (1 mo. Term SOFR + 0.49%), 06/20/2041	958,714	948,568
Series 2012-106, Class QD, 1.50%, 07/20/2042	55,629	49,812
Series 2012-17, Class CB, 3.50%, 02/20/2042	919,385	882,079
Series 2012-21, Class QF, 4.20% (1 mo. Term SOFR + 0.46%), 02/20/2042	835,115	827,595
Series 2012-40, Class PW, 4.00%, 01/20/2042	125,577	123,988
Series 2012-84, Class QD, 2.00%, 07/16/2042	45,290	40,093
Series 2012-96, Class FQ, 4.25% (1 mo. Term SOFR + 0.51%), 08/20/2042	466,589	463,510
Series 2013-131, Class PF, 4.20% (1 mo. Term SOFR + 0.46%), 09/16/2043	405,144	399,751
Series 2013-64, Class NF, 4.10% (1 mo. Term SOFR + 0.36%), 04/20/2043	283,870	280,552
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	95,666
Series 2014-2, Class BK, 0.00%, 04/16/2040 (g)	182,868	147,774
Series 2014-21, Class DA, 2.00%, 04/16/2026	92	92
Series 2014-94, Class CA, 1.75%, 01/20/2044	46,749	43,561
Series 2015-126, Class GS, 0.03% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045 (f)	357,665	238,073
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045 (f)(i)	208,043	137,195

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Government National Mortgage Association (Continued)
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,514	44,640
Series 2015-77, Class DG, 2.50%, 05/20/2045	67,349	61,350
Series 2015-8, Class LZ, 3.00%, 11/16/2044 (h)	762,810	699,081
Series 2016-49, Class MF, 4.35% (1 mo. Term SOFR + 0.61%), 04/20/2046	1,291,565	1,282,671
Series 2017-180, Class GF, 4.29% (1 mo. Term SOFR + 0.41%), 12/20/2047	314,424	305,836
Series 2017-39, Class BD, 2.50%, 06/20/2045	109,525	107,145
Series 2018-120, Class FL, 4.15% (1 mo. Term SOFR + 0.41%), 09/20/2048	174,208	169,629
Series 2018-138, Class FB, 4.15% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,254,408	2,195,128
Series 2018-14, Class FB, 4.10% (1 mo. Term SOFR + 0.36%), 01/20/2048	2,697,768	2,640,981
Series 2018-168, Class KF, 4.20% (1 mo. Term SOFR + 0.46%), 12/20/2048	2,830,370	2,766,964
Series 2018-49, Class FM, 4.10% (1 mo. Term SOFR + 0.36%), 04/20/2048	860,710	836,614
Series 2018-77, Class FA, 4.15% (1 mo. Term SOFR + 0.41%), 06/20/2048	2,603,388	2,534,484
Series 2019-103, Class FG, 4.30% (1 mo. Term SOFR + 0.56%), 04/20/2049	732,485	718,623
Series 2019-23, Class FT, 4.30% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,457,270	1,430,814
Series 2019-23, Class NE, 3.50%, 11/20/2048	512,458	484,548
Series 2019-33, Class F, 4.30% (1 mo. Term SOFR + 0.56%), 03/20/2049	315,964	310,523
Series 2019-42, Class FG, 4.25% (1 mo. Term SOFR + 0.51%), 09/20/2039	8,785,443	8,716,235
Series 2019-43, Class CF, 4.30% (1 mo. Term SOFR + 0.56%), 04/20/2049	10,811,089	10,603,400
Series 2019-43, Class FB, 4.30% (1 mo. Term SOFR + 0.56%), 04/20/2049	7,353,834	7,219,453
Series 2019-43, Class SQ, 2.20% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049 (d)(f)	2,084,953	176,854
Series 2019-44, Class FM, 4.30% (1 mo. Term SOFR + 0.56%), 04/20/2049	2,893,926	2,839,688
Series 2019-78, Class FB, 4.25% (1 mo. Term SOFR + 0.51%), 06/20/2049	4,460,230	4,387,898
Series 2019-86, Class FE, 4.25% (1 mo. Term SOFR + 0.51%), 07/20/2049	1,788,796	1,765,528
Series 2019-89, Class FH, 4.25% (1 mo. Term SOFR + 0.51%), 07/20/2049	6,616,347	6,473,277
Series 2019-90, Class AF, 4.25% (1 mo. Term SOFR + 0.51%), 07/20/2049	371,093	362,798
Series 2019-98, Class KF, 4.30% (1 mo. Term SOFR + 0.56%), 08/20/2049	2,838,409	2,781,304
Series 2020-127, Class LP, 1.50%, 06/20/2050	727,748	593,771
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,202,964	1,807,219
Series 2020-134, Class AQ, 1.00%, 09/20/2050	2,753,705	2,259,024
Series 2020-134, Class XJ, 1.00%, 09/20/2050	274,999	123,799
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,038,165	1,579,066
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,213,578	2,587,255
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	86,508
Series 2020-160, Class KQ, 1.50%, 10/20/2050	507,445	319,693
Series 2020-165, Class UC, 1.25%, 11/20/2050	613,440	475,316
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	24,698
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,468,882	2,819,705
Series 2020-30, Class FE, 4.30% (1 mo. Term SOFR + 0.56%), 03/20/2050	9,557,914	9,360,483
Series 2020-35, Class KF, 4.30% (1 mo. Term SOFR + 0.56%), 03/20/2050	6,644,225	6,502,267
Series 2020-5, Class NA, 3.50%, 12/20/2049 (e)	177,827	160,044
Series 2020-62, Class KF, 4.20% (1 mo. Term SOFR + 0.46%), 05/20/2050	12,182,444	11,836,443
Series 2020-7, Class FM, 4.30% (1 mo. Term SOFR + 0.56%), 01/20/2050	18,950,563	18,546,036
Series 2021-139, Class QO, 0.00%, 09/20/2049 (g)	881,942	397,179
Series 2021-158, Class A, 1.00%, 01/20/2050	764,705	588,277
Series 2021-160, Class MA, 1.00%, 01/20/2050	400,845	315,530
Series 2021-46, Class KU, 1.50%, 02/20/2051	195,994	99,660
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	24,207
Series 2021-98, Class IY, 3.00%, 06/20/2051 (d)	119,781	15,330
Series 2022-154, Class FC, 4.47% (30 day avg SOFR US + 0.55%), 09/20/2052	2,493,073	2,456,074
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	46,333
Series 2023-101, Class KO, 0.00%, 01/20/2051 (g)	868,708	576,293
Series 2023-117, Class FA, 5.17% (30 day avg SOFR US + 1.25%), 08/20/2053	450,542	452,505
Series 2023-134, Class F, 4.92% (30 day avg SOFR US + 1.00%), 08/20/2053	3,299,793	3,306,237
Series 2023-80, Class GF, 4.82% (30 day avg SOFR US + 0.90%), 06/20/2053	106,018	106,007
Series 2024-143, Class FB, 5.07% (30 day avg SOFR US + 1.15%), 09/20/2054	373,631	374,868
Series 2024-51, Class FL, 4.82% (30 day avg SOFR US + 0.90%), 03/20/2054	210,674	210,648
Series 2024-64, Class YF, 5.20% (30 day avg SOFR US + 1.10%), 04/20/2054	20,639	20,693
Series 2024-95, Class FW, 5.02% (30 day avg SOFR US + 1.10%), 06/20/2054	275,147	275,780
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $720,396,703)		726,047,839

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 15.9%	Par	Value
United States Treasury Floating Rate Note
3.75% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	23,000,000	22,998,411
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	20,000,000	20,006,876
3.81% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	50,500,000	50,538,768
3.70% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	25,000,000	24,992,745
3.76% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	50,000,000	50,016,855
3.76% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	28,000,000	28,016,146
3.79% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	50,000,000	50,034,980
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	62,665,703	62,518,830
0.13%, 10/15/2026	14,298,720	14,167,585
0.38%, 01/15/2027	26,958,600	26,630,240
TOTAL U.S. TREASURY SECURITIES (Cost $349,965,471)		349,921,436

MUNICIPAL BONDS - 2.1%	Par	Value
Florida Housing Finance Corp., 5.00%, 07/01/2050	6,200,000	6,269,150
Georgia Housing & Finance Authority, 5.20%, 12/01/2050	12,600,000	12,819,644
Illinois Housing Development Authority, 4.95%, 04/01/2051	9,165,000	9,149,270
Indiana Housing & Community Development Authority, 4.95%, 07/01/2050	4,000,000	4,007,395
Ohio Housing Finance Agency, 4.80%, 09/01/2055	1,215,000	1,202,728
Texas Department of Housing & Community Affairs, 5.00%, 07/01/2050	7,040,000	7,116,237
Virginia Housing Development Authority, 4.88%, 07/01/2056	5,225,000	5,198,173
TOTAL MUNICIPAL BONDS (Cost $45,640,600)		45,762,597

CORPORATE BONDS - 1.2%	Par	Value
Finance and Insurance - 1.2%
Athene Global Funding
4.80% (SOFR + 0.95%), 03/06/2028 (a)	5,000,000	5,005,796
4.86% (SOFR + 1.00%), 09/18/2028 (a)	11,000,000	10,948,798
Goldman Sachs Group, Inc., 4.88% (SOFR + 0.92%), 10/21/2029	10,000,000	10,005,679
		25,960,273
TOTAL CORPORATE BONDS (Cost $26,011,232)		25,960,273

MORTGAGE SECURED NOTES - 0.0% (j)	Par	Value
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027 (a)(e)	800,000	0
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.2%	Par	Value
3.47%, 01/08/2026 (k)	25,000,000	24,985,507
TOTAL U.S. TREASURY BILLS (Cost $24,983,147)		24,985,507

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (l)	15,897,381	15,897,381
TOTAL MONEY MARKET FUNDS (Cost $15,897,381)		15,897,381

TOTAL INVESTMENTS - 99.5% (Cost $2,370,782,392)		2,189,965,951
Other Assets in Excess of Liabilities - 0.5%		11,795,434
TOTAL NET ASSETS - 100.0%		$2,201,761,385

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PO Principal Only
SOFR - Secured Overnight Financing Rate

Regan Total Return Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $297,628,351 or 13.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $50,871,623 or 2.3% of net assets as of December 31, 2025.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Principal only security.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2025.

(i)	Zero coupon bonds make no periodic interest payments.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized yield as of December 31, 2025.
(l)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Regan Total Return Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Mortgage-Backed Securities	$–	$1,000,390,345	$49,837,650	$1,050,227,995
Agency Mortgage-Backed Securities	–	676,176,789	1,033,973	677,210,762
U.S. Treasury Securities	–	349,921,436	–	349,921,436
Municipal Bonds	–	45,762,597	–	45,762,597
Corporate Bonds	–	25,960,273	–	25,960,273
Mortgage Secured Notes	–	–	0	0
U.S. Treasury Bills	–	24,985,507	–	24,985,507
Money Market Funds	15,897,381	–	–	15,897,381
Total Investments	$15,897,381	$2,123,196,947	$50,871,623	$2,189,965,951

Refer to the Schedule of Investments for further disaggregation of investment categories.

	Non-Agency Mortgage-Backed Securities	Mortgage Secured Note	Agency Mortgage-Backed Securities

Beginning balance as of September 30, 2025	$18,194,505	$–	$695,797
Purchases	27,478,949	–	405,595
Accrued discounts/premiums	524,587	–	6,528
Sale/paydown proceeds	(705,888)	–	(13,629)
Realized gain (loss)	116,423	–	1,903
Change in unrealized appreciation (depreciation)	(493,812)	–	(44,075)
Transfers to Level 3	5,128,695	–	478,579
Transfers from Level 3	(635,762)	–	(266,772)
Ending balance as of December 31, 2025	$49,607,697	$–	$1,263,926

Change in unrealized appreciation/depreciation still held as of December 31, 2025	$(537,887)